ORCHARD SERIES FUND
                             8515 East Orchard Road
                            Englewood, Colorado 80111

TO THE SHAREHOLDERS OF ORCHARD SERIES FUND:

Financial markets around the globe experienced a high level of volatility over the course of Orchard Series Fund's fiscal year ended October 31, 1998. Equity markets in the United States and Western Europe provided double-digit percentage returns during that period, with a roller coaster ride up and down over the course of the fiscal year. Pacific Rim equity markets experienced double-digit percentage declines over the same period. At the close of the fiscal year, the yield on 30-year U.S. Treasury bonds dipped to its lowest level on record. The economic malaise affecting much of the Asian continent appeared to remove or significantly reduce the threat of inflation from the global landscape.

U.S. and European equity markets rebounded sharply from large summer declines as central bankers around the world eased monetary policy within their respective borders. This effort was intended to stimulate internal growth as well as to shore up the ailing global economy. Most economists are forecasting a continuation of sluggish economic growth worldwide for 1999, with not much chance of a pick up in the level of price inflation.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying, developing an overall strategy and sticking to it.

Are you investing for aggressive growth, long-term growth, growth and income or current income? How much relative risk are you willing to accept in exchange for the potential to achieve those objectives?

The longer your investment time frame, or horizon, the less likely it is that you will be affected by short-term market volatility. For medium horizons, short-term volatility may have more of an impact on your investments. If your investment horizon is short, you may wish to consider primarily those investment options which seek income and maintain a relatively stable share value.

No matter what your objectives, risk tolerance or investment horizon, it makes sense to diversify your holdings. While investing in a diversified mutual fund spreads your risk over several or many companies and usually over several industries, you may wish to diversify further. By investing in funds that hold securities of different types or in various sizes of companies, you may be able to reduce the risk that one particular segment of the U.S. market doing poorly could significantly harm your portfolio in the long term. You may also wish to diversify your portfolio across multiple geographic markets, such as the U.S., Europe and/or the Pacific.

If you have questions, please call us at (800) 338-4015, so that we may provide you with information that can be useful to you in making investment decisions.

Orchard Series Fund offers seven funds. A review of these funds, including their independently audited financial statements and financial highlights for the fiscal year, is provided with this annual report.



The investment adviser for Orchard Series Fund is GW Capital Management, LLC.

This report and the financial statements contained herein are submitted for the general information of the shareholders of Orchard Series Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

For more information on Orchard Series Fund, including charges and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

Orchard Index 500 Fund

The S&P 500 Index went for a bit of a roller coaster ride over the 12-month period ending October 31, 1998. Starting just above the 900 level, the index moved up to over 1130 in June, down to 950 in August only to end up at 1100 at the end of October 1998. The major positive influence on the market has been expectations of a lower interest rate environment as well as continued strong earnings reports. Looking forward, expected corporate earnings growth has fallen from double digits to flat. Asia continues to weigh on the multi-national and export components of the index.



                                          ORCHARD INDEX 500 FUND
                                            $10,0000 INVESTMENT
                                      Inception Date: February 3, 1997






                              ORCHARD INDEX 500      ORCHARD INDEX       S&P 500 TOTAL RETURN     S&P 500 BALANCE
                              FUND TOTAL RETURN      500 FUND BALANCE

--------------------------------------------------------------------------------------------------------------------

10/31/97                                                 11,738.00                                11,794.00

10/31/98                               21.18%            14,224.00               21.99%           14,388.00

Return Since Inception                 24.14%                                    21.14%



Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Orchard Index 600 Fund

The S&P 600 Index did its best to keep up with the large cap stocks early in the year. During the month of February, the index was up over 9%. Small Cap stocks usually perform better relative to large caps at the end of a bull market. However, with the continued problems in Asia, there was a flight to quality (blue chip large caps and U.S. Treasuries) and small cap stocks fell over 19% in August and did not recover to the degree that the S&P 500 recovered. Lower interest rates helped to support the small cap market, while worldwide economic uncertainty weighed on market levels.



                                           ORCHARD INDEX 600 FUND
                                             $10,0000 INVESTMENT
                                       Inception date: February 3, 1997





                              ORCHARD INDEX 600        ORCHARD INDEX 600      S&P 600 BALANCE   S&P 600 TOTAL RETURN
                              FUND TOTAL RETURN        FUND BALANCE

 --------------------------------------------------------------------------------------------------------------------

10/31/97                                                 12,146.00            12,198.00

10/31/98                          -11.37%                10,766.00            10,848.00           -11.07%

Return Since Inception             4.38%                                                           3.93%



Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Orchard Index European Fund

Investor preference for quality was seen as well in Europe. Uncertainty in emerging markets, first Asia and now Latin America, accelerated the flow of funds toward large cap stocks. Also, European money managers moved money out of small cap stocks in their own country and into large caps within the EMU countries in a shift from country based investing to sector based investing. The outlook for the European economy is much the same as for the U.S.--lower interest rates and flat earnings growth.


                                           ORCHARD INDEX EUROPEAN FUND
                                               $10,0000 INVESTMENT
                                         Inception date: February 3, 1997





                             ORCHARD INDEX EUROPEAN    ORCHARD INDEX EUROPEAN   FINANCIAL TIMES S&P      FINANCIAL TIMES S&P
                             FUND TOTAL RETURN         FUND BALANCE             ACTUARIES LARGE CAP      ACTUARIES LARGE CAP
------------------------------------------------------------------------------------------------------------------------------------

10/31/97                                                   11,647.00              11,896.00

10/31/98                          21.60%                   14,163.00              14,780.00                   23.74%

Return Since Inception            22.00%                                                                      24.24%



Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Orchard Index Pacific Fund

The Asian market continues to labor under hesitant restructuring of the Japanese banking sector. There has been a lot of talk but little action. During the recent flight to quality, the plane departed from Asia and landed at U.S. Treasuries. The silver lining is that the relatively cheap yen has had a positive affect on exporters. Another positive for the market is that government officials continue to work on solutions for the banking crisis and continue to look for incentives for the domestic consumer to open up their considerable savings accounts.


                                         ORCHARD INDEX PACIFIC FUND
                                               $10,0000 INVESTMENT
                                          Inception date: February 3, 1997



                             ORCHARD INDEX PACIFIC     ORCHARD INDEX            FINANCIAL TIMES S&P      FINANCIAL TIMES S&P
                             FUND TOTAL RETURN         PACIFIC FUND BALANCE     ACTUARIES LARGE CAP      ACTUARIES LARGE CAP
                                                                                PACIFIC INDEX BALANCE    PACIFIC INDEX TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------

10/31/97                                                    9,333.00                9,169.00

10/31/98                          -14.98%                   7,935.00                7,914.00                  -13.69%

Return Since Inception            -12.38%                                                                     -12.54%




Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Orchard Preferred Stock Fund

The market for dividends received deduction (DRD) eligible preferred stock was well bid during the first seven months of the year. The lack of new DRD-eligible supply in the market, combined with steady demand from corporate investors desiring to take advantage of the favorable tax treatment these securities currently receive, resulted in strong yield spread contraction and higher share prices during the first seven months of 1998. The overall declining level of interest rates and the strong market for common equity prices during this time period also lent support for DRD-eligible share prices. The chaos experienced by U.S. financial markets in the late summer and early fall months caused yield spreads of DRD preferred shares to widen and share prices to decline. A slow recovery in DRD share prices commenced from the lows as the end of the year approached, and the markets became less concerned with the likelihood of a severe credit crunch developing in the U.S. economy. These same factors had a direct impact on the performance of the Orchard Preferred Stock Fund during 1998. The market for DRD-eligible preferred shares is relatively small, and individual issues with similar quality and maturity (or term to call) characteristics tend to move in tandem with the DRD preferred shares market in general. Therefore, the performance of the fund over the course of the year tracked its benchmark index performance closely.



                                           ORCHARD PREFERRED STOCK
                                             $10,0000 INVESTMENT
                                        Inception date: February 3, 1997





                              ORCHARD PREFERRED STOCK     ORCHARD PREFERRED    MERRILL LYNCH        MERRILL LYNCH
                              FUND TOTAL RETURN           STOCK FUND BALANCE   PREFERRED INDEX      PREFERRED INDEX
                                                                               PERPETUAL TOTAL      PERPETUAL BALANCE
                                                                               RETURN
-----------------------------------------------------------------------------------------------------------------------------

10/31/97                                                 10,604.00                                      10,705.00

10/31/98                                4.52%            11,081.00                  6.42%               11,392.00

Return Since Inception                  6.18%                                       6.46%




Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Orchard Value Fund

Orchard Value Fund's performance for the fiscal year ended October 31, 1998 has been greatly impacted by the results of the third calendar quarter. This was the most difficult quarter experienced by the fund's sub-advisor, CIC Asset Management (CIC), in many years. The Fund's underperformance can be attributed to three extraordinary variables that came together due to the severe financial problems currently gripping the world.

Market Capitalization:
As the market reached extreme over-valuation in the spring and early summer, the Fund sold very large caps and bought smaller large cap value stocks, where we saw value opportunities. We eliminated most of our financial services positions (30% of the Russell Value universe). Based on past experience and their then-high dividend yields, the Fund bought a number of REIT stocks for defensive purposes. Due to market fears, smaller caps ($1 billion to $10 B) significantly underperformed larger cap stocks.

Cyclical Stocks:
Value stocks exist because of uncertainty about future earnings. If there were perfect certainty, there would be no value opportunities. In a financial crisis investors strive to eliminate all uncertainty. The Fund was weighted heavily toward cyclical stocks, which were hurt badly by investors' desire to avoid their uncertain prospects at any price.

Contrarian Style:
Orchard Value Fund uses a contrarian value approach, buying stocks that are out of favor due to transitory factors. In extreme market circumstances such as a financial crisis, our approach suffers, as investors seek "safety" and already out-of-favor stocks become even more so.



                                               ORCHARD VALUE INDEX
                                               $10,0000 INVESTMENT
                                          Inception date: March 3, 1998




                                    ORCHARD VALUE           ORCHARD VALUE    S&P 500 TOTAL RETURN     S&P 500 BALANCE
                                    FUND TOTAL RETURN       FUND BALANCE
---------------------------------------------------------------------------------------------------------------------------

      10/31/98 (non-annualized)              -9.58%             9,042.06            10,486.00               4.86%

Inception Total Return (annual)             -14.37%                                                         7.43%




Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Orchard Series Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Orchard Series Fund (comprising, respectively the Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund, Orchard Index Pacific Fund, Orchard Money Market Fund, Orchard Preferred Stock Fund, and Orchard Value Fund) as of October 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Orchard Series Fund as of October 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

/s/  Deloitte & Touche LLP

Deloitte & Touche LLP

Denver, Colorado
December 2, 1998

                             THE ORCHARD SERIES FUND

                 Financial Statements and Financial Highlights for
                     the Years Ended October 31, 1998 and 1997

THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

---------------------------------------------------------------------------------------------------------------------------

                                                                    ORCHARD    ORCHARD     ORCHARD     ORCHARD
                                            ORCHARD     ORCHARD      INDEX      INDEX      MONEY      PREFERRED   ORCHARD
                                           INDEX 500   INDEX 600   EUROPEAN     PACIFIC     MARKET      STOCK      VALUE
                                             FUND        FUND        FUND        FUND        FUND       FUND        FUND
                                           ---------   ----------  ----------  ---------   ---------  ----------  ---------
ASSETS:
    Investments in securities, market    $ 604,400,85$ 4,856,069 $ 103,352,20$ 86,045,915$ 3,225,545$ 4,302,683 $ 1,827,323
    value: (1)
    Cash denominated in foreign                                    1,539,715    244,631
    currencies: (2)
    Cash                                    269,521      31,364       6,767      12,383      48,990    413,460      10,158
    Dividends and interest receivable       629,859       2,172     281,754     286,742         946     14,139         845
    Subscriptions receivable                119,946                 156,274     435,728
    Receivables for investments sold         46,060                 261,378     830,718
    Variation margin on futures              43,500
    contracts
                                           ---------   ----------  ----------  ---------   ---------  ----------  ---------

      Total assets                         605,509,743 4,889,605   105,598,088 87,856,117  3,275,481  4,730,282   1,838,326
                                           ---------   ----------  ----------  ---------   ---------  ----------  ---------

LIABILITIES:
    Due to GW Capital Management            279,057       2,202      96,088      78,200       1,233      3,349       1,405
    Payables for investments purchased      143,296       3,806     254,309    1,547,686               193,800
                                           ---------   ----------  ----------  ---------   ---------  ----------  ---------

      Total liabilities                     422,353       6,008     350,397    1,625,886      1,233    197,149       1,405
                                           ---------   ----------  ----------  ---------   ---------  ----------  ---------

NET ASSETS                               $ 605,087,39$ 4,883,597 $ 105,247,69$ 86,230,231$ 3,274,248$ 4,533,133 $ 1,836,921
                                           =========   ==========  ==========  =========   =========  ==========  =========

NET ASSETS REPRESENTED BY:
    Capital stock, no par value          $ 520,177,36$ 4,710,858 $ 91,587,143$ 104,578,49$ 3,274,248$ 4,514,003 $ 2,036,367
    Net unrealized appreciation
    (depreciation) on investments and
       translation of assets &             76,656,963  (208,996)   10,547,287  (15,772,294)             77,062    (220,442)
    liabilities denominated in foreign
    currencies
    Undistributed net investment income    1,724,706      4,141     844,958     277,768                 20,422       7,581
    Accumulated net short-term and
    long-term realized gain
       (loss) on investments               6,528,357    377,594    2,268,303   (2,853,737)             (78,354)     13,415
                                           ---------   ----------  ----------  ---------   ---------  ----------  ---------

NET ASSETS                               $ 605,087,39$ 4,883,597 $ 105,247,69$ 86,230,231$ 3,274,248$ 4,533,133 $ 1,836,921
                                           =========   ==========  ==========  =========   =========  ==========  =========

NET ASSET VALUE PER OUTSTANDING SHARE    $    14.0808$    10.4300$    14.1074$     7.9208$     1.000$    10.0569$     9.0097
                                           =========   ==========  ==========  =========   =========  ==========  =========
     (Offering and Redemption Price)

SHARES OF CAPITAL STOCK OUTSTANDING:       42,972,562   468,225    7,460,470   10,886,517  3,274,248   450,747     203,882


(1)  Cost of investments in securities:    528,305,019 5,065,065   92,775,102  101,824,398 3,225,545  4,225,621   2,047,765
(2)  Cost of cash denominated in                                   1,569,526    238,442
foreign currencies:

See notes to financial statements.

THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 1998

----------------------------------------------------------------------------------------------------------------------------

                                                                       ORCHARD    ORCHARD    ORCHARD    ORCHARD
                                               ORCHARD     ORCHARD    INDEX      INDEX      MONEY      PREFERRED    ORCHARD
                                              INDEX 500   INDEX 600   EUROPEAN    PACIFIC     MARKET     STOCK       VALUE
                                                FUND        FUND        FUND        FUND       FUND       FUND       FUND
                                              ----------  ----------  ---------  ---------- ---------- ----------  ---------
INVESTMENT INCOME:                                                                                                    (A)

    Interest                                $   253,851 $    2,772   $  247,502 $  142,028 $ 178,132  $   7,499   $    521
    Dividends                                 8,588,200     42,136    1,920,330    960,299              283,347     27,238
    Foreign withholding tax                     (43,651)       (12)    (199,120)  (110,672)                            (36)
                                              ----------  ----------  ---------  ---------- ---------- ----------  ---------

      Total income                            8,798,400     44,896    1,968,712    991,655   178,132    290,846     27,723
                                              ----------  ----------  ---------  ---------- ---------- ----------  ---------

EXPENSES:
    Salaries                                                              7,502      7,502     7,502
    Legal and SEC fees                                                   17,763     16,973       858
    Directors' fees                                                         935        602        21
    Audit fees                                                           10,208     10,203     4,224
    Investment administration                                           159,273    176,408    91,401
    Bank and custodial fees                                              60,280     54,639     2,912
    Other expenses                                                       50,677     45,670       362
    Management fee                            3,382,480     32,959      860,075    594,906     6,353     39,747     12,940
                                              ----------  ----------  ---------  ---------- ---------- ----------  ---------

      Total expenses                          3,382,480     32,959    1,166,713    906,903   113,633     39,747     12,940

Less amount reimbursed by GW Capital                                    134,623    193,016    99,022
Management
                                              ----------  ----------  ---------  ---------- ---------- ----------  ---------

      Net expenses                            3,382,480     32,959    1,032,090    713,887    14,611     39,747     12,940
                                              ----------  ----------  ---------  ---------- ---------- ----------  ---------

NET INVESTMENT INCOME                         5,415,920     11,937      936,622    277,768   163,521    251,099     14,783
                                              ----------  ----------  ---------  ---------- ---------- ----------  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
    Net realized gain (loss) on investments   6,978,574    377,594    2,268,303  (2,853,736)            (69,356)    13,415
    Net realized loss on futures contracts     (449,217)
    Change in net unrealized appreciation     89,787,266  (1,016,569) 9,217,247  (4,273,774)             10,841    (220,442)
    (depreciation) on investments
    Change in net unrealized appreciation       561,125
    on futures contracts
                                              ----------  ----------  ---------  ---------- ---------- ----------  ---------

      Net change in realized and
      unrealized appreciation                 96,877,748  (638,975)   11,485,550 (7,127,510)            (58,515)   (207,027)
      (depreciation)
      on investments
                                              ----------  ----------  ---------  ---------- ---------- ----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING
FROM OPERATIONS                             $ 102,293,66$ (627,038) $ 12,422,17$ (6,849,742$ 163,521  $ 192,584  $ (192,244)
                                              ==========  ==========  =========  ========== ========== ==========  =========



(A) Inception date March 2, 1998.

See notes to financial statements.

 THE ORCHARD SERIES FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED OCTOBER 31, 1998 AND 1997

 ------------------------------------------------------------------------------------------------------------------------

                                                    ORCHARD                   ORCHARD                    ORCHARD
                                                 INDEX 500 FUND            INDEX 600 FUND          INDEX EUROPEAN FUND
                                              ---------------------     ---------------------     -----------------------
                                                1998        1997          1998       1997           1998          1997
                                                ----        ----          ----       ----           ----          ----
 INCREASE  (DECREASE) IN  NET ASSETS:                       (A)                       (A)                         (A)

 OPERATIONS:
    Net investment income                   $ 5,415,920 $  215,562    $  11,937  $   10,713     $   936,622   $ 183,157
    Net realized gain (loss) on               6,978,574     (1,000)     377,594     147,248       2,268,303       8,353
    investments
    Net realized (loss) on futures            (449,217)
    contracts
    Change in net unrealized appreciation     89,787,266  (13,691,428)  (1,016,569) 807,573       9,217,247     1,330,040
    (depreciation) on investments
    Change in unrealized appreciation on       561,125
    futures contracts
                                              ---------   ---------     ---------  ----------     ----------    ---------

    Net increase (decrease) in net assets     102,293,668 (13,476,866)  (627,038)   965,534       12,422,172    1,521,550
    resulting from operations
                                              ---------   ---------     ---------  ----------     ----------    ---------

 DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                (3,691,214) (215,562)      (7,796)    (10,713)        (91,664)    (183,157)
    From net realized gains                                             (147,248)                    (8,353)
                                              ---------   ---------     ---------  ----------     ----------    ---------

       Total distributions                    (3,691,214) (215,562)     (155,044)   (10,713)       (100,017)    (183,157)
                                              ---------   ---------     ---------  ----------     ----------    ---------

 SHARE TRANSACTIONS:
      Net proceeds from sales of shares       92,027,475  506,935,891    40,858    4,504,385      46,677,476    61,503,150
      Reinvestment of distributions           3,691,214    215,562      155,044      10,713         100,017     183,157
      Redemptions of shares                   (82,100,085)(592,693)        (142)                  (15,999,535)  (877,122)
                                              ---------   ---------     ---------  ----------     ----------    ---------

    Net increase in net assets resulting      13,618,604  506,558,760   195,760    4,515,098      30,777,958    60,809,185
    from share transactions
                                              ---------   ---------     ---------  ----------     ----------    ---------

       Total increase (decrease) in net       112,221,058 492,866,332   (586,322)  5,469,919      43,100,113    62,147,578
       assets

 NET ASSETS:
    Beginning of period                       492,866,332        0      5,469,919         0       62,147,578          0
                                              =========   =========     =========  ==========     ==========    =========
    End of period  (1)                      $ 605,087,39$ 492,866,332 $ 4,883,597$ 5,469,919    $ 105,247,691 $ 62,147,578
                                              =========   =========     =========  ==========     ==========    =========

 OTHER INFORMATION:

 SHARES:
    Sold                                      6,788,911   42,180,500      3,389     450,337       3,231,398     5,408,490
    Issued in reinvestment of                  267,302      18,642       13,499       1,012           6,712      15,769
    distributions
    Redeemed                                  (6,231,946)  (50,847)         (12)                  (1,128,409)   (73,490)
                                              ---------                 ---------                 ----------
                                                          ---------                ----------                   ---------

    Net increase                               824,267    42,148,295     16,876     451,349       2,109,701     5,350,769
                                              =========   =========     =========  ==========     ==========    =========

 (1)  Including undistributed net             1,724,706          0        4,141           0         844,958           0
 investment income

 (A) Inception date February 3, 1997.



 See notes to financial statements.
                                                                    (Continued)

 THE ORCHARD SERIES FUND

 STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED OCTOBER 31, 1998 AND 1997

 ----------------------------------------------------------------------------------------------------------------------------

                                                   ORCHARD                ORCHARD               ORCHARD          ORCHARD
                                              INDEX PACIFIC FUND     MONEY MARKET FUND      PREFERRED STOCK      VALUE
                                                                                                  FUND             FUND
                                             ---------------------  --------------------   -------------------   ---------
                                               1998        1997      1998        1997       1998       1997        1998
                                               ----        ----      ----        ----       ----       ----        ----
 INCREASE (DECREASE) IN  NET ASSETS:                       (A)                   (A)                    (A)        (B)

 OPERATIONS:
    Net investment income                  $  277,768  $  84,735  $ 163,521  $ 110,727   $ 251,099  $ 184,541  $   14,783
    Net realized gain (loss) on              (2,853,736)      (1)                          (69,356)    (8,998)     13,415
    investments
    Net realized (loss) on futures
    contracts
    Change in net unrealized appreciation    (4,273,774) (11,498,520)                       10,841     66,221    (220,442)
    (depreciation) on investments
    Change in unrealized appreciation on
    futures contracts
                                             ---------   ---------  --------   ---------   --------   --------   ---------

    Net increase (decrease) in net assets    (6,849,742) (11,413,786163,521    110,727     192,584    241,764    (192,244)
    resulting from operations
                                             ---------   ---------  --------   ---------   --------   --------   ---------

 DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                           (84,735)   (163,521)  (110,727)   (230,677)  (184,541)    (7,202)
    From net realized gains
                                             ---------   ---------  --------   ---------   --------   --------   ---------

       Total distributions                               (84,735)   (163,521)  (110,727)   (230,677)  (184,541)    (7,202)
                                             ---------   ---------  --------   ---------   --------   --------   ---------

 SHARE TRANSACTIONS:
    Net proceeds from sales of shares        52,815,969  60,643,718            3,000,000    98,589    4,000,322  2,042,159
    Reinvestment of distributions                         84,735    163,521    110,727     230,677    184,541       7,202
    Redemptions of shares                    (8,180,927) (785,001)                            (126)               (12,994)
                                             ---------   ---------                         --------   --------   ---------
                                                                    --------   ---------

       Net increase in net assets            44,635,042  59,943,452 163,521    3,110,727   329,140    4,184,863  2,036,367
       resulting from share transactions
                                             ---------   ---------  --------   ---------   --------   --------   ---------

       Total increase in net assets          37,785,300  48,444,931 163,521    3,110,727   291,047    4,242,086  1,836,921

 NET ASSETS:
    Beginning of period                      48,444,931        0    3,110,727        0     4,242,086        0           0
                                             =========   =========  ========   =========   ========   ========   =========
    End of period  (1)                     $ 86,230,231$ 48,444,93$ 3,274,248$ 3,110,727 $ 4,533,133$ 4,242,086$ 1,836,921
                                             =========   =========  ========   =========   ========   ========   =========

 OTHER INFORMATION:

 SHARES:
    Sold                                     6,676,997   5,262,973             3,000,000     9,637    400,031     204,775
    Issued in reinvestment of                              9,095    163,521    110,727      22,656     18,435         724
    distributions
    Redeemed                                 (990,283)   (72,265)                              (12)                (1,617)
                                             ---------   ---------  --------               --------   --------   ---------
                                                                               ---------

    Net increase                             5,686,714   5,199,803  163,521    3,110,727    32,281    418,466     203,882
                                             =========   =========  ========   =========   ========   ========   =========

 (1)  Including undistributed net             277,768          0          0          0      20,422         00       7,581
 investment income

 (A) Inception date February 3, 1997.

 (B) Inception date March 2, 1998.
                                                                                                                 (Concluded)
 See notes to financial statements.

THE ORCHARD SERIES FUND

ORCHARD INDEX 500 FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------

Selected  data for a share  of  capital  stock  of the  fund for the year  ended
October 31, 1998 and the period ended October 31, 1997 are as follows:

                                                        Period Ended October 31,
                                                   ------------------------------------
                                                       1998                  1997
                                                   -------------         --------------
                                       (A)
Net Asset Value, Beginning of Period               $    11.6936          $    10.0000

Income From Investment Operations

Net investment income                                    0.1282                0.0388
Net realized and unrealized gain                         2.3471                1.6936
                                                     -----------           ------------

Total Income From Investment Operations                  2.4753                1.7324

Less Distributions

From net investment income                              (0.0881)              (0.0388)
From net realized gains
                                                     -----------           ------------
                                                     -----------

Total Distributions                                     (0.0881)              (0.0388)
                                                     -----------           ------------

Net Asset Value, End of Period                     $    14.0808          $    11.6936
                                                     ===========           ============

Total Return                                            21.18%                17.38%

Net Assets, End of Period                          $ 605,087,390         $ 492,866,332

Ratio of Expenses to Average Net Assets                  0.60%                 0.60%*

Ratio of Net Investment Income to Average Net            0.96%                 1.67%*
Assets

Portfolio Turnover Rate                                 20.20%                 0.45%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended October 31, 1998 were $130,682,569 and $112,487,902, respectively.



* Annualized

(A) The portfolio commenced operations February 3, 1997.
                                   (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------

Selected  data for a share  of  capital  stock  of the  fund for the year  ended
October 31, 1998 and the period ended October 31, 1997 are as follows:

                                                      Period Ended October 31,
                                                 ------------------------------------
                                                       1998                  1997
                                                 --------------         -------------
                                       (A)
Net Asset Value, Beginning of Period              $   12.1191           $   10.0000

Income From Investment Operations

Net investment income                                  0.0255                0.0238
 Net realized and unrealized gain (loss)              (1.3719)               2.1191
                                                    -----------           -----------

Total Income (Loss) From Investment Operations        (1.3464)               2.1429

Less Distributions

From net investment income                            (0.0167)              (0.0238)
From net realized gains                               (0.3260)
                                                    -----------           -----------

Total Distributions                                   (0.3427)              (0.0238)
                                                    -----------           -----------

Net Asset Value, End of Period                    $   10.4300           $   12.1191
                                                    ===========           ===========

Total Return                                         (11.37%)                21.46%

Net Assets, End of Period                         $ 4,883,597           $ 5,469,919

Ratio of Expenses to Average Net Assets                0.60%                 0.60%*

Ratio of Net Investment Income to Average Net          0.22%                 0.30%*
Assets

Portfolio Turnover Rate                               31.25%                21.58%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended October 31, 1998 were $1,768,091 and $1,697,890, respectively.


*Annualized

(A) The portfolio commenced operations February 3, 1997.


                                   (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX EUROPEAN FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------

Selected  data for a share  of  capital  stock  of the  fund for the year  ended
October 31, 1998 and the period ended October 31, 1997 are as follows:

                                                        Period Ended October 31,
                                                     --------------------------------
                                                         1998               1997
                                                     --------------     -------------
                                       (A)
Net Asset Value, Beginning of Period                 $    11.6147        $    10.0000

Income From Investment Operations

Net investment income                                      0.1285              0.0343
Net realized and unrealized gain                           2.3809              1.6147
                                                       ------------        ----------

Total Income From Investment Operations                    2.5094              1.6490

Less Distributions

From net investment income                                (0.0152)            (0.0343)
From net realized gains                                   (0.0015)
                                                       ------------        ----------

Total Distributions                                       (0.0167)            (0.0343)
                                                       ------------        ----------

Net Asset Value, End of Period                       $    14.1074        $    11.6147
                                                       ============        ==========

Total Return                                              21.60%              16.47%

Net Assets, End of Period                            $ 105,247,691       $ 62,147,578

Ratio of Expenses to Average  - Before Reimbursement       1.35%              1.74%*
Net Assets
                              - After Reimbursement        1.20%              1.20%*
                              #

Ratio of Net Investment Income to Average Net Assets       1.08%              0.83%*

Portfolio Turnover Rate                                   32.58%              5.69%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended October 31, 1998 were $45,999,464 and $26,886,845, respectively.

*Annualized

#  Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations February 3, 1997.
                                   (Continued)





THE ORCHARD SERIES FUND

ORCHARD INDEX PACIFIC FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------

Selected  data for a share  of  capital  stock  of the  fund for the year  ended
October 31, 1998 and the period ended October 31, 1997 are as follows:

                                                        Period Ended October 31,
                                                     --------------------------------
                                                         1998               1997
                                                     --------------     -------------
                                       (A)
Net Asset Value, Beginning of Period                 $     9.3167       $    10.0000

Income From Investment Operations

Net investment income                                      0.0255             0.0163
Net realized and unrealized loss                          (1.4214)           (0.6833)
                                                       ------------       -----------

Total Loss From Investment Operations                     (1.3959)           (0.6670)

Less Distributions

From net investment income                                                   (0.0163)
From net realized gains
                                                       ------------       -----------

Total Distributions                                        0.0000            (0.0163)
                                                       ------------       -----------

Net Asset Value, End of Period                       $     7.9208       $     9.3167
                                                       ============       ===========

Total Return                                             (14.98%)            (6.67%)

Net Assets, End of Period                            $ 86,230,231       $ 48,444,931

Ratio of Expenses to Average  - Before Reimbursement       1.52%              1.80%*
Net Assets
                              - After Reimbursement        1.20%              1.20%*
                              #

Ratio of Net Investment Income to Average Net Assets       0.47%              0.42%*

Portfolio Turnover Rate                                    8.94%              0.04%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended October 31, 1998 were $52,556,565 and $5,183,265, respectively.


*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC

(A) The portfolio commenced operations February 3, 1997.

                                   (Continued)

THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------

Selected  data for a share  of  capital  stock  of the  fund for the year  ended
October 31, 1998 and the period ended October 31, 1997 are as follows:

                                                       Period Ended October 31,
                                                 -------------------------------------
                                                      1998                  1997
                                                 ---------------        --------------
                                       (A)
Net Asset Value, Beginning of Period              $    1.0000           $     1.0000

Income From Investment Operations

Net investment income                                  0.0513                 0.0363
                                                    ------------          ------------

Total Income From Investment Operations                0.0513                 0.0363

Less Distributions

From net investment income                            (0.0513)               (0.0363)
                                                    ------------          ------------

Total Distributions                                   (0.0513)               (0.0363)
                                                    ------------          ------------

Net Asset Value, End of Period                    $    1.0000           $     1.0000
                                                    ============          ============

Total Return/Yield                                     5.26%                 3.69%

Net Assets, End of Period                         $ 3,274,248           $ 3,110,727

Ratio of Expenses to Average  - Before                 3.57%                  1.54%*
Net Assets                    Reimbursement
                              - After                  0.46%                  0.46%*
                              Reimbursement #

Ratio of Net Investment Income to Average Net          5.13%                  4.88%*
Assets





*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC

(A) The portfolio commenced operations February 3, 1997.







                                   (Continued)

THE ORCHARD SERIES FUND

ORCHARD PREFERRED STOCK FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------

Selected  data for a share  of  capital  stock  of the  fund for the year  ended
October 31, 1998 and period ended October 31, 1997 are as follows:

                                                       Period Ended October 31,
                                                 -------------------------------------
                                                     1998                   1997
                                                 --------------         --------------
                                       (A)
Net Asset Value, Beginning of Period              $   10.1372           $    10.0000

Income From Investment Operations

Net investment income                                  0.5793                 0.4544
Net realized and unrealized gain (loss)               (0.1256)                0.1372
                                                    -----------           ------------

Total Income From Investment Operations                0.4537                 0.5916

Less Distributions

From net investment income                            (0.5340)               (0.4544)
From realized gains
                                                    -----------           ------------

Total Distributions                                   (0.5340)               (0.4544)
                                                    -----------           ------------

Net Asset Value, End of Period                    $   10.0569           $    10.1372
                                                    ===========           ============

Total Return                                           4.52%                  6.04%

Net Assets, End of Period                         $ 4,533,133           $ 4,242,086

Ratio of Expenses to Average Net Assets                0.90%                  0.90%*

Ratio of Net Investment Income to Average Net          5.67%                  6.07%*
Assets

Portfolio Turnover Rate                               48.89%                 10.05%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended October 31, 1998 were $2,080,581 and $2,121,926, respectively.


*Annualized

(A) The portfolio commenced operations February 3, 1997.
                                   (Continued)

THE ORCHARD SERIES FUND

ORCHARD VALUE FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the period March 2, 1998 (inception) to October 31, 1998, are as follows:

                                  Period Ended
                                   October 31,
                                      1998
                                                                         -------------
                                       (B)
Net Asset Value, Beginning of Period                                   $     10.0000

Income From Investment Operations

Net investment income                                                         0.0730
Net realized and unrealized gain (loss)                                      (1.0275)
                                                                         -------------

Total Loss From Investment Operations                                        (0.9545)

Less Distributions

From net investment income                                                   (0.0358)
From net realized gains
                                                                         -------------

Total Distributions                                                          (0.0358)
                                                                         -------------

Net Asset Value, End of Period                                         $      9.0097
                                                                         =============

Total Return                                                                 (9.58%)

Net Assets, End of Period                                              $   1,836,921

Ratio of Expenses to Average Net Assets                                       1.00%*

Ratio of Net Investment Income to Average Net Assets                          1.15%*

Portfolio Turnover Rate                                                      79.58%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended October 31, 1998 were $3,544,272 and $1,509,921, respectively.

*Annualized

(B) The portfolio commenced operations March 2, 1998.

                                   (Concluded)

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------


1.    ORGANIZATION

      The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust) on July 23, 1996. The Trust offers seven separate diversified portfolios, commonly known as mutual funds (the Funds), which are registered with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940 (as amended): Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Index European Fund, Orchard Index Pacific Fund, Orchard Money Market Fund, Orchard Preferred Stock Fund and Orchard Value Fund.

      Initial capitalization of $100,000 for each Fund, excluding Orchard Value, was received on January 27, 1997 from Great-West Life & Annuity Insurance Company (GWL&A). Additional capitalization was received from GWL&A on February 3, 1997 as follows: $2,900,000 for Orchard Money Market Fund, $3,900,000 for Orchard Preferred Stock Fund, and $4,400,000 for Orchard Index 600 Fund. Orchard Value Fund received $2,000,000 of initial capitalization from GWL&A on February 26, 1998. At October 31, 1998, GWL&A's investment in the Funds totaled $14,723,857.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.
      Actual results could differ from those estimates.

      The following is a summary of the significant  accounting  policies of the
      Fund,  which  are  in  accordance  with  generally   accepted   accounting
      principles in the investment company industry:

      Security Valuation - Portfolio securities that are listed on an established securities exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund. Short-term and money market securities are valued at amortized cost which approximates market value.

      Dividend income for the Funds is accrued as of the ex-dividend date and interest income is accrued daily.

      Dividends - Dividends from investment income of the Orchard Money Market Fund are declared daily and reinvested monthly. Dividends from investment income of the Orchard Preferred Stock Fund are declared and reinvested quarterly. Dividends from investment income of the Orchard Index 500 Fund, Orchard Index 600 Fund and Orchard Value Fund are declared and reinvested semi-annually while dividends from investment income of the Orchard Index Pacific Fund and Orchard Index European Fund are declared and reinvested annually. All of the Funds generally distribute capital gains, if any, in the fiscal year in which they were earned.

      Security Transactions - Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).





      Foreign Currency Translation - The accounting records of the Orchard Index European Fund and Orchard Index Pacific Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Orchard Index European Fund and Orchard Index Pacific Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

      Financial Futures Contracts - The index funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received by the funds each day, depending on the daily fluctuations in the fair value of the underlying security. Should market conditions move unexpectedly, the funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of future transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

      Federal Income Taxes - For federal income tax purposes, each Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At October 31, 1998, the Orchard Pacific Index Fund and Orchard Index Preferred Stock Funds had available for federal income tax purposes unused capital loss carryovers of $2,841,310 and $78,354, respectively, which expire in 2005 and 2006.

3.    INVESTMENT ADVISORY AGREEMENT

      GW Capital Management, LLC ("Capital Management"), a wholly-owned subsidiary of GWL&A, serves as investment adviser to the Funds pursuant to an investment advisory agreement, which was approved by the Funds' Board of Directors. Capital Management is a registered investment adviser under the Investment Advisers Act of 1940. The investment advisory agreement provides that Capital Management, subject to the supervision and approval of the Funds' Board of Directors, is responsible for the day-to-day management of each Fund which includes selecting the Funds' investments and handling their business affairs.

      As compensation for its services to the Funds, the investment adviser receives monthly compensation at the annual rate of .20% of the average daily net assets of the Orchard Money Market Fund, .90% of the average daily net assets of the Orchard Preferred Stock Fund, .60% of the average daily net assets of the Orchard Index 500 Fund and Orchard Index 600 Fund and 1.00% of the average daily net assets of the Orchard Index Pacific Fund, Orchard Index European Fund, and Orchard Value Fund.

      Subject to revision, Capital Management has voluntarily agreed to reimburse the Orchard Index Pacific Fund, the Orchard Index European Fund, and the Orchard Money Market Fund to the extent that total operating expenses exceed 1.20%, 1.20%, and .46%, respectively, of average net assets. Interest, taxes, brokerage commissions, and extraordinary expenses are not eligible for reimbursement.



4.    OTHER RELATED PARTY TRANSACTIONS

      One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, distributes and markets the Trust's Funds. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

      Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.


5.    CAPITAL STOCK

      The Trust has authorized an unlimited number of shares with no stated par value for each portfolio in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

6.    UNREALIZED APPRECIATION (DEPRECIATION)

      Gross unrealized appreciation (depreciation) of investments is as follows as of October 31, 1998:


                                           Orchard
                    Orchard    Orchard      Index     Orchard    Orchard    Orchard
                    Index      Index      European    Index      Preferred   Value
                      500        600                  Pacific
                     Fund        Fund       Fund        Fund     Stock        Fund
                                                                   Fund
                    ---------  ---------  ----------  ---------  ---------  ----------


      Gross         107,789,664786,585    15,421,726  2,867,149  117,186     69,646                   $
      appreciation

      Gross         (31,693,826(995,581)  (4,874,439) (18,639,443(40,124)   (290,088)
      depreciation
                    ---------  ---------  ----------  ---------  ---------  -----------

      Net
      unrealized

      appreciation  76,095,83$ (208,996)  ========= = ======== = =======  =============
                                          10,547,287$ (15,772,2$4)77,062    (220,442)
      (depreciation)
                    =========  =========

=======================================================================================

7.    FUTURES CONTRACTS

      As of October 31, 1998, the Orchard Index 500 Fund had purchased 20 S&P 500 futures contracts. The contracts expire in December 1998 and the fund has recorded an unrealized gain of $561,125 as of October 31, 1998.

The Orchard Series Fund

Orchard Index 500 Fund

COMMON STOCK

AGENCY --- 1.3%
     45,840 Federal Home Loan Mortgage Corp                            2,635,800
     70,120 Federal National Mortgage Association (nonvtg)             4,965,337
                                                                      $7,601,137

AIR --- 0.5%
     12,240 AMR Corp*                                                    820,080
      5,150 Delta Air Lines Inc                                          543,644
     10,084 FDX Corp*                                                    530,035
     22,697 Southwest Airlines Co                                        480,881
      6,440 US Air Group Inc*                                            364,259
                                                                      $2,738,899

COMMUNICATIONS --- 3.3%
    122,120 AT&T Corp                                                  7,601,970
     38,780 Airtouch Communications Inc*                               2,171,680
     48,370 CBS Corp                                                   1,351,313
     11,210 Cabletron Systems Inc*                                       127,514
     16,700 Clear Channel Communications Inc*                            760,885
     24,940 Comcast Corp Class A                                       1,231,413
     19,200 Gannett Company Inc                                        1,188,000
     10,300 General Instrument Corp*                                     264,576
     41,170 Mediaone Group Inc                                         1,741,985
     19,500 Nextel Communications Inc*                                   353,438
     35,300 Tele-Communications Inc*                                   1,487,013
     24,160 Viacom Inc Class B*                                        1,446,580
                                                                     $19,726,367

CONSTRUCTION --- 0.0%
      4,140 Centex Corp                                                  138,690
      2,730 Kaufman & Broad Home Corp                                     77,974
      2,920 Pulte Corp                                                    75,190
                                                                        $291,854

CONSUMER SERVICES --- 8.2%
      4,450 Allergan Inc                                                 277,845
     17,100 Amgen Inc*                                                 1,343,410
      3,840 Bausch & Lomb Inc                                            160,078
     19,300 Baxter International Inc                                   1,156,784
     16,680 Becton Dickinson & Co                                        702,645
      7,680 Biomet Inc                                                   260,636
     67,200 Bristol-Myers Squibb Co                                    7,429,766
      3,840 CR Bard Inc                                                  163,918
     26,260 CVS Corp                                                   1,199,741
     58,019 Cendant Corp*                                                663,563
     43,610 Columbia/HCA Healthcare Corp                                 915,810
     74,420 Eli Lilly & Co                                             6,023,332
      6,670 H&R Block Inc                                                298,896
      7,440 HCR Manor Care Inc*                                          241,800
      6,970 Harrah's Entertainment Inc*                                   98,451
     28,940 Healthsouth Corp*                                            350,898
     17,380 Hilton Hotels Corp                                           348,678
     11,420 Humana Inc*                                                  216,261
     11,230 IMS Health Inc                                               746,795
     90,910 Johnson & Johnson                                          7,409,165
      5,040 King World Productions Inc*                                  132,300
     17,150 Marriott International Inc                                   460,906
     31,660 Medtronic Inc                                              2,057,900
     80,510 Merck & Co Inc                                            10,888,978
     12,300 Mirage Resorts Inc*                                          208,325
     17,370 Service Corporation International                            618,806
      5,775 St Jude Medical Inc*                                         163,144
     20,820 Tenet Healthcare Corp*                                       581,648
    138,530 The Walt Disney Co                                         3,731,583
     13,340 United Healthcare Corp                                       581,117
                                                                     $49,433,179

CREDIT INSTITUTIONS --- 8.5%
     30,860 American Express Co                                        2,727,253
     23,338 Associates First Capital Corp                              1,645,329
     19,300 BB&T Corp                                                    688,759
     79,118 Bank One Corp                                              3,866,892
     50,480 Bank of New York Company Inc                               1,593,250
    117,451 BankAmerica Corp                                           6,746,033
     19,820 BankBoston Corp                                              729,614
      6,460 Bankers Trust New York Corp                                  405,766
      4,500 Capital One Financial Corp                                   457,875
     57,860 Chase Manhattan Corp                                       3,287,142
     11,400 Cincinnati Financial Corp                                    425,357
     10,470 Comerica Inc                                                 675,315
      7,600 Countrywide Credit Industries Inc                            328,221
     18,030 Fifth Third Bancorp                                        1,194,488
     65,487 First Union Corp                                           3,798,246
     38,380 Fleet Financial Group Inc                                  1,532,782
      3,940 Golden West Financial Corp                                   357,307
     33,279 Household International Inc                                1,216,747
     14,520 Huntington Bancshares Inc                                    417,450
     11,940 JP Morgan & Co Inc                                         1,125,345
     29,740 KeyCorp                                                      901,479
     50,812 MBNA Corp                                                  1,159,123
     17,580 Mellon Bank Corp                                           1,056,998
     10,200 Mercantile Bancorporation Inc                                466,007
     22,260 National City Corp                                         1,431,585
      7,600 Northern Trust Corp                                          560,500
     20,350 PNC Bank Corp                                              1,017,500
     14,600 Regions Financial Corp                                       540,200
     11,000 State Street Boston Corp                                     686,125
     14,070 Suntrust Banks Inc                                           980,496
     18,050 Synovus Financial Corp                                       418,525
     50,149 U S Bancorp                                                1,830,439
      8,700 Union Planters Corp                                          404,002
     13,920 Wachovia Corp                                              1,264,980
     40,063 Washington Mutual Inc                                      1,499,839
     57,430 Wells Fargo & Co                                           4,022,699
                                                                     $51,459,668

ELECTRIC --- 2.5%
     12,000 AES Corp*                                                    491,244
      9,370 Ameren Corp                                                  374,210
     12,840 American Electric Power Company Inc                          628,351
     10,210 Baltimore Gas & Electric Co                                  320,339
     10,310 Carolina Power & Light Co                                    472,971
     14,360 Central & SouthWest Corp                                     399,380
     10,820 Cinergy Corp                                                 373,290
     15,770 Consolidated Edison Inc                                      790,471
      9,910 DTE Energy Co                                                422,414
     13,230 Dominion Resources Inc                                       611,054
     24,364 Duke Power Co                                              1,576,034
     23,820 Edison International                                         628,253
     16,670 Entergy Corp                                                 479,263
     12,230 FPL Group Inc                                                765,133
     16,190 Firstenergy Corp                                             485,700
      8,590 GPU Inc                                                      370,444
     19,944 Houston Industries Inc                                       619,501
     12,810 Niagara Mohawk Power Corp*                                   187,346
     10,400 Northern States Power Co                                     280,800
     10,867 PP&L Resources Inc                                           294,767
     20,320 PacifiCorp                                                   387,340
     15,060 Peco Energy Co                                               582,626
     15,680 Public Service Enterprise Group Inc                          595,840
     47,110 Southern Co                                                1,327,890
     18,881 Texas Utilities Co                                           826,044
     14,660 Unicom Corp                                                  552,491
                                                                     $14,843,196

ELECTRONICS - HIGH TECH --- 16.9%
     14,760 AMP Inc                                                      606,075
      4,600 Adobe Systems Inc                                            170,775
      9,800 Advanced Micro Devices Inc*                                  221,108
      1,920 Aeroquip-Vickers Inc                                          60,480
      5,860 Andrew Corp*                                                  95,958
      9,190 Apple Computer Inc*                                          341,179
     24,760 Applied Materials Inc*                                       858,850
     14,600 Ascend Communications Inc*                                   704,450
      6,260 Black & Decker Corp                                          323,561
     13,230 Boston Scientific Corp*                                      720,202
      1,620 Briggs & Stratton Corp                                        76,140
    105,152 Cisco Systems Inc*                                         6,624,576
    112,947 Compaq Computer Corp                                       3,571,949
      3,430 Data General Corp*                                            58,310
     85,540 Dell Computer Corp*                                        5,602,870
     21,750 Eastman Kodak Co                                           1,685,625
     29,740 Emerson Electric Co                                        1,962,840
     10,500 Gateway 2000 Inc*                                            586,026
    219,980 General Electric Co                                       19,248,250
      5,460 Harris Corp                                                  191,439
     70,270 Hewlett-Packard Co                                         4,229,340
      8,590 Honeywell Inc                                                686,126
    113,540 Intel Corp                                                10,126,292
     63,080 International Business Machines Corp                       9,363,406
      5,760 Johnson Controls Inc                                         324,000
      5,900 KLA-Tencor Corp*                                             217,563
      9,590 LSI Logic Corp*                                              145,049
     14,550 Micron Technology Inc*                                       552,900
    166,600 Microsoft Corp*                                           17,638,775
     40,350 Motorola Inc                                               2,098,200
     11,200 National Semiconductor Corp*                                 142,094
     44,064 Northern Telecom Ltd                                       1,886,468
     24,160 Novell Inc*                                                  359,380
     25,810 PG&E Corp                                                    785,579
      3,330 Perkin-Elmer Corp                                            280,759
      3,030 Polaroid Corp                                                 80,483
     22,880 Raytheon Co                                                1,328,459
      5,350 Scientific-Atlanta Inc                                        79,913
     16,590 Seagate Technology Inc*                                      437,561
     12,930 Silicon Graphics Inc*                                        145,463
     25,570 Sun Microsystems Inc*                                      1,489,453
      3,430 Tektronix Inc                                                 61,311
     13,230 Tellabs Inc*                                                 727,650
     26,380 Texas Instruments Inc                                      1,686,658
     11,310 Thermo Electron Corp*                                        225,487
      3,840 Thomas & Betts Corp                                          171,598
     17,430 Unisys Corp*                                                 464,074
      6,680 WW Grainger Inc                                              307,694
     22,140 Xerox Corp                                                 2,144,792
                                                                    $101,897,190

ENVIRONMENTAL SERVICES --- 0.4%
     11,860 Browning-Ferris Industries Inc                               420,283
     22,530 Laidlaw Inc Class B                                          212,616
     38,586 Waste Management Inc                                       1,741,193
                                                                      $2,374,092

FINANCIAL SERVICES --- 0.1%
      7,380 Republic New York Corp                                       308,573
                                                                        $308,573

FORESTRY --- 0.4%
      3,930 Boise Cascade Corp                                           110,040
      6,370 Georgia-Pacific Corp                                         329,648
     20,720 International Paper Co                                       962,175
      7,480 Louisiana-Pacific Corp                                       132,770
     13,450 Weyerhaeuser Co                                              629,621
                                                                      $2,164,254

GAS --- 0.6%
      5,660 Columbia Gas System Inc                                      327,573
      6,570 Consolidated Natural Gas Co                                  346,975
      1,410 Eastern Enterprises                                           57,897
     22,190 Enron Corp                                                 1,170,523
      3,330 Nicor Inc                                                    141,109
      2,120 Oneok Inc                                                     72,610
      2,420 Peoples Energy Corp                                           89,238
      7,560 Sonat Inc                                                    229,159
     11,630 Tenneco Inc                                                  353,261
     28,640 Williams Companies Inc                                       785,796
                                                                      $3,574,141

HIGHWAYS --- 0.0%
      4,960 Ryder System Inc                                             122,140
                                                                        $122,140

HOLDING & INVEST OFFICES --- 0.2%
      7,780 MGIC Investment Corp                                         303,420
     11,300 SLM Holding Corp                                             452,701
     11,900 Summit Bancorp                                               451,450
                                                                      $1,207,571

INDUSTRIAL SERVICES --- 3.5%
      3,230 Autodesk Inc                                                 100,734
     20,320 Automatic Data Processing Inc                              1,581,140
     13,900 BMC Software Inc*                                            668,062
      4,950 Ceridian Corp*                                               284,006
     37,905 Computer Associates International Inc                      1,492,509
     10,600 Computer Sciences Corp                                       559,150
      5,560 Deluxe Corp                                                  180,005
     11,730 Dun & Bradstreet Corp                                        332,839
      3,130 EG&G Inc                                                      78,641
     33,200 Electronic Data Systems Corp                               1,350,808
     10,100 Equifax Inc                                                  390,739
     30,140 First Data Corp                                              798,710
      5,360 Fluor Corp                                                   208,032
      2,830 Foster Wheeler Corp                                           44,926
     29,100 HBO & Co                                                     763,875
      9,290 Interpublic Group of Companies Inc                           543,465
     88,860 Lucent Technologies Inc                                    7,125,417
      2,830 National Service Industries Inc                              101,526
     11,600 Omnicom Group Inc                                            573,469
     65,735 Oracle Systems Corp*                                       1,943,258
     18,600 Parametric Technology Corp*                                  309,225
     11,000 Paychex Inc                                                  547,250
     15,800 Peoplesoft Inc*                                              334,755
     18,520 Pitney Bowes Inc                                           1,019,748
      1,810 Shared Medical Systems Corp                                   90,274
                                                                     $21,422,563

INSURANCE --- 5.0%
     11,320 AON Corp                                                     701,840
      9,710 Aetna Inc                                                    724,609
     55,960 Allstate Corp                                              2,409,750
     17,072 American General Corp                                      1,169,432
     70,987 American International Group Inc                           6,051,642
     11,130 Chubb Capital Corp                                           684,495
     14,350 Cigna Corp                                                 1,046,646
    154,359 Citigroup Inc                                              7,264,443
     21,031 Conseco Inc                                                  729,502
      5,060 General Re Corp                                            1,111,616
     15,780 Hartford Financial Services Group Inc                        838,313
      7,175 Jefferson-Pilot Corp                                         435,881
      6,780 Lincoln National Corp                                        514,433
      7,680 Loews Corp                                                   721,436
      6,760 MBIA Inc                                                     413,205
     17,250 Marsh & McLennan Companies Inc                               957,375
      4,900 Progressive Corp                                             721,525
      9,200 Provident Companies Inc                                      267,370
      6,470 Providian Financial Corp                                     513,556
      9,490 SafeCo Corp                                                  411,031
     16,108 St Paul Companies Inc                                        533,578
     13,150 SunAmerica Inc                                               927,075
      9,600 Torchmark Corp                                               420,000
      4,250 TransAmerica Corp                                            442,000
      9,300 Unum Corp                                                    413,264
                                                                     $30,424,017

MFTG - CONSUMER PRODS --- 11.6%
      2,520 Adolph Coors Co Class B                                      126,000
      3,740 Alberto-Culver Co Class B                                     99,342
      4,750 American Greetings Corp Class A                              190,594
     32,570 Anheuser-Busch Companies Inc                               1,935,863
     40,481 Archer-Daniels-Midland Co                                    675,506
     17,800 Avon Products Inc                                            706,429
     19,420 Bestfoods                                                  1,058,390
      4,650 Brown-Forman Corp Class B                                    315,907
      6,870 Brunswick Corp                                               133,532
     30,340 Campbell Soup Co                                           1,617,486
    166,680 Coca-Cola Co                                              11,271,735
     26,600 Coca-Cola Enterprises Inc                                    959,249
     19,920 Colgate-Palmolive Co                                       1,760,430
     32,960 ConAgra Inc                                                1,003,204
      6,370 Dow Jones & Company Inc                                      291,822
      5,050 Fruit of the Loom Inc Class A*                                77,013
     10,410 General Mills Inc                                            765,135
     75,940 Gillette Co                                                3,412,516
     24,470 HJ Heinz Co                                                1,422,319
      4,850 Harcourt General Inc                                         236,132
      8,890 Hasbro Inc                                                   311,701
      9,610 Hershey Foods Corp                                           651,673
      9,290 Ikon Office Solutions Inc                                     87,670
      7,380 International Flavors & Fragrances Inc                       276,285
      2,630 Jostens Inc                                                   59,338
     27,520 Kellogg Co                                                   908,160
      5,370 Knight-Ridder Inc                                            273,532
      4,550 Liz Claiborne Inc                                            133,656
     23,240 Masco Corp                                                   655,066
     19,700 Mattel Inc                                                   706,738
      6,270 Maytag Corp                                                  309,970
      6,770 McGraw-Hill Companies Inc                                    608,873
      3,640 Meredith Corp                                                134,680
     12,940 New York Times Co Class A                                    365,555
     10,920 Newell Co                                                    480,480
     19,410 Nike Inc Class B                                             847,965
     99,570 Pepsico Inc                                                3,360,488
    164,430 Philip Morris Companies Inc                                8,406,484
     16,480 Pioneer Hi-Bred International Inc                            461,440
     90,620 Procter & Gamble Co                                        8,053,853
      9,300 Quaker Oats Co                                               549,277
     21,900 RJR Nabisco Holdings Corp                                    625,508
      9,510 RR Donnelley & Sons Co                                       410,119
     21,040 Ralston-Ralston Purina Group                                 702,210
      3,840 Reebok International Ltd*                                     63,840
     10,210 Rubbermaid Inc                                               338,839
      2,430 Russell Corp                                                  59,686
     31,560 Sara Lee Corp                                              1,883,722
     23,380 Seagram Company Ltd                                          768,618
      1,310 Springs Industries Inc Class A                                46,341
      5,970 The Times Mirror Co Class A                                  330,959
     40,430 Time Warner Inc                                            3,752,389
      8,290 Tribune Co                                                   477,711
      3,940 Tupperware Corp                                               61,314
     12,740 UST Inc                                                      433,160
     43,280 Unilever NV ADR                                            3,256,820
      8,280 VF Corp                                                      346,203
      5,150 Whirlpool Corp                                               263,938
      7,580 Willamette Industries Inc                                    234,980
      7,780 Wm Wrigley Jr Co                                             629,690
                                                                     $70,387,535

MFTG - INDUSTRIAL PRODS --- 11.2%
     24,230 3Com Corp*                                                   873,782
    104,080 Abbott Laboratories                                        4,885,203
     15,560 Air Products & Chemicals Inc                                 587,390
     15,570 Alcan Aluminium Ltd                                          394,108
     13,530 Allegheny Teledyne Inc                                       278,204
     12,530 Aluminum Company of America                                  993,003
      5,960 Alza Corp*                                                   285,335
     88,960 American Home Products Corp                                4,336,800
      7,380 Armco Inc*                                                    35,055
      2,730 Armstrong World Industries Inc                               169,260
      2,120 Ball Corp                                                     89,436
      3,640 Bemis Company Inc                                            135,135
      8,880 Bethlehem Steel Corp*                                         79,920
      5,150 Case Corp                                                    113,300
     24,580 Caterpillar Inc                                            1,106,100
      6,570 Champion International Corp                                  209,826
      7,080 Clorox Co                                                    773,490
      7,980 Cooper Industries Inc                                        352,118
      5,260 Cooper Tire & Rubber Co                                       87,448
     15,870 Corning Inc                                                  576,271
      4,695 Crane Co                                                     135,272
      8,490 Crown Cork & Seal Company Inc                                270,619
     16,490 Deere & Co                                                   583,334
     15,260 Dover Corp                                                   484,505
     15,080 Dow Chemical Co                                            1,411,865
     76,500 EI DuPont De Nemours & Co                                  4,398,750
     33,740 EMC Corp*                                                  2,172,013
      5,450 Eastman Chemical Co                                          320,188
      8,880 Ecolab Inc                                                   265,290
      9,910 Engelhard Corp                                               208,110
     15,060 Fort James Corp                                              607,099
     10,710 Goodyear Tire & Rubber Co                                    577,001
      4,040 Great Lakes Chemical Corp                                    168,165
     10,100 Guidant Corp                                                 772,650
      3,330 Harnischfeger Industries Inc                                  31,425
      6,470 Hercules Inc                                                 215,529
      8,090 ITT Industries Inc                                           289,218
     16,880 Illinois Tool Works Inc                                    1,082,430
     11,320 Ingersoll-Rand Co                                            571,660
     37,020 Kimberly-Clark Corp                                        1,786,215
      5,050 Mallinckrodt Inc                                             143,925
      7,080 Mead Corp                                                    223,905
      2,730 Milacron Inc                                                  52,894
      3,030 Millipore Corp                                                74,614
     27,310 Minnesota Mining & Manufacturing Co                        2,184,800
     40,540 Monsanto Co                                                1,646,938
      6,070 Moore Corporation Ltd                                         68,664
      8,900 Morton International Inc                                     221,388
        530 Nacco Industries Inc Class A                                  48,760
      4,550 Nalco Chemical Co                                            140,763
      6,060 Nucor Corp                                                   274,591
     10,600 Owens-Illinois Inc*                                          323,957
     11,940 PPG Industries Inc                                           682,813
      8,480 Pall Corp                                                    214,120
      7,575 Parker Hannifin Corp                                         270,806
     88,360 Pfizer Inc                                                 9,482,088
     34,280 Pharmacia & Upjohn Inc                                     1,814,680
      2,020 Potlatch Corp                                                 73,730
     10,810 Praxair Inc                                                  435,103
      5,760 Raychem Corp                                                 176,037
      4,940 Reynolds Metals Co                                           296,089
     13,060 Rockwell International Corp                                  536,270
     12,220 Rohm & Haas Co                                               412,425
     49,560 Schering-Plough Corp                                       5,098,485
      5,712 Sealed Air Corp*                                             202,416
     11,820 Sherwin-Williams Co                                          297,710
      6,870 Sigma Aldrich Corp                                           212,324
      4,040 Snap-On Inc                                                  143,165
      7,170 Stone Container Corp Series E*                                68,560
      3,840 Temple-Inland Inc                                            186,478
      5,040 The BF Goodrich Co                                           181,440
      6,060 The Stanley Works                                            181,800
      4,240 The Timken Co                                                 75,523
     43,505 Tyco International Ltd                                     2,694,569
     19,610 USX-Marathon Group                                           640,992
      6,060 USX-US Steel Group                                           140,895
      4,750 Union Camp Corp                                              204,250
      9,090 Union Carbide Corp                                           349,965
      5,160 WR Grace & Co                                                 89,655
     55,500 Warner-Lambert Co                                          4,349,813
      6,970 Westvaco Corp                                                171,636
      6,560 Worthington Industries Inc                                    88,967
                                                                     $67,890,525

MINING --- 0.3%
      2,730 Asarco Inc                                                    58,523
     25,170 Barrick Gold Corp                                            538,009
     15,770 Battle Mountain Gold Co                                       85,741
      6,370 Cyprus Amax Minerals Co                                       79,224
     12,340 Freeport-McMoran Copper & Gold Inc                           151,930
     14,510 Homestake Mining Co                                          172,306
     11,320 Inco Ltd                                                     120,977
     11,113 Newmont Mining Corp                                          236,151
      4,050 Phelps Dodge Corp                                            233,381
     17,080 Placer Dome Inc                                              269,010
                                                                      $1,945,252

OIL & GAS --- 7.0%
      6,070 Amerada Hess Corp                                            335,368
     64,440 Amoco Corp                                                 3,616,695
      8,200 Anadarko Petroleum Corp                                      277,775
      6,700 Apache Corp                                                  189,690
      5,240 Ashland Inc                                                  252,175
     21,640 Atlantic Richfield Co                                      1,490,455
     21,708 Baker Hughes Inc                                             478,922
     12,120 Burlington Resources Inc                                     499,186
     44,190 Chevron Corp                                               3,601,485
     14,360 Coastal Corp                                                 506,190
    164,880 Exxon Corp                                                11,747,700
     29,610 Halliburton Co                                             1,064,095
      3,420 Helmerich & Payne Inc                                         81,437
      3,230 Kerr-McGee Corp                                              128,796
      4,040 McDermott International Inc                                  118,420
     52,780 Mobil Corp                                                 3,994,760
     23,850 Occidental Petroleum Corp                                    474,019
      7,280 Oryx Energy Co*                                              101,920
      3,230 Pennzoil Co                                                  115,876
     17,400 Phillips Petroleum Co                                        752,550
      5,860 Rowan Companies Inc*                                          85,333
    145,000 Royal Dutch Petroleum Co ADR                               7,141,250
     36,760 Schlumberger Ltd                                           1,929,900
     16,461 Sempra Energy                                                427,986
      6,350 Sun Company Inc                                              217,881
     36,200 Texaco Inc                                                 2,147,094
     17,190 Union Pacific Resources Group Inc                            223,470
     16,290 UnoCal Corp                                                  552,834
                                                                     $42,553,262

OTHER TRANS SERVICES --- 0.0%
      2,420 FMC Corp*                                                    123,570
                                                                        $123,570

RAILROADS --- 0.5%
     31,930 Burlington Northern Santa Fe Corp                            985,839
     14,760 CSX Corp                                                     579,330
     25,570 Norfolk Southern Corp                                        842,199
     16,680 Union Pacific Corp                                           794,385
                                                                      $3,201,753

RETAIL TRADE --- 6.2%
     16,590 Albertson's Inc                                              921,774
     18,520 American Stores Co                                           603,048
     10,510 Autozone Inc*                                                276,539
      6,870 Circuit City Stores Inc                                      248,605
      7,500 Consolidated Stores Corp*                                    123,278
      9,520 Darden Restaurants Inc                                       157,080
     29,620 Dayton Hudson Corp                                         1,255,148
      7,580 Dillards Inc Class A                                         235,450
     12,625 Dollar General Corp                                          301,422
     14,250 Federated Department Stores Inc*                             547,727
     11,830 Fortune Brands Inc                                           391,123
     10,500 Fred Meyer Inc*                                              559,776
     26,565 Gap Inc                                                    1,597,221
     12,235 Genuine Parts Co                                             385,403
      2,620 Great Atlantic & Pacific Tea Co Inc                           61,570
     99,380 Home Depot Inc                                             4,323,030
     17,070 JC Penney & Co Inc                                           810,825
     33,660 K Mart Corp*                                                 475,448
     10,800 Kohls Corp*                                                  516,370
     17,280 Kroger Co*                                                   959,040
     15,600 Limited Inc                                                  399,750
      2,630 Longs Drug Stores Corp                                       102,733
     23,760 Lowe's Companies Inc                                         800,403
     15,590 May Department Stores Co                                     950,990
     46,230 McDonald's Corp                                            3,091,631
     10,220 Nordstrom Inc                                                279,129
      3,740 Owens Corning                                                135,807
      4,340 Pep Boys - Manny Moe & Jack                                   67,813
     17,380 Rite Aid Corp                                                689,760
     26,490 Sears Roebuck & Co                                         1,190,381
     19,600 Staples Inc*                                                 639,450
     21,700 TJX Companies Inc                                            410,933
      6,880 Tandy Corp                                                   340,987
     17,800 Toys R Us Inc*                                               348,204
     10,417 Tricon Global Restaurants*                                   453,140
      9,300 Venator Group Inc*                                            78,464
    151,140 Wal-Mart Stores Inc                                       10,428,660
     33,560 Walgreen Co                                                1,633,936
      8,690 Wendy's International Inc                                    182,490
     10,110 Winn-Dixie Stores Inc                                        343,103
                                                                     $37,317,641

SECURITIES & COMMODITIES --- 1.0%
      7,800 Bear Stearns Companies Inc                                   278,359
     18,050 Charles Schwab & Company Inc                                 865,263
     17,400 Franklin Resources Inc                                       657,929
      8,100 Lehman Brothers Holdings Inc                                 307,290
     23,540 Merrill Lynch & Co Inc                                     1,394,745
     39,521 Morgan Stanley Group                                       2,558,985
                                                                      $6,062,571

TELEPHONE --- 6.1%
     18,540 Alltel Corp                                                  867,894
     74,520 Ameritech Corp                                             4,019,385
    104,966 Bell Atlantic Corp                                         5,576,319
     66,450 Bellsouth Corp                                             5,303,507
     11,720 Frontier Corp                                                352,327
     65,130 GTE Corp                                                   3,822,284
    120,033 MCI Worldcom Inc*                                          6,631,823
    132,368 SBC Communications Inc                                     6,130,227
     29,020 Sprint Corp                                                2,227,285
     33,906 US West Inc                                                1,945,357
                                                                     $36,876,408

TRANSPORTATION EQUIPMENT --- 3.3%
     37,920 Allied-Signal Inc                                          1,476,491
     43,650 Chrysler Corp                                              2,100,656
      2,630 Cummins Engine Company Inc                                    89,749
     11,303 Dana Corp                                                    472,601
      4,850 Eaton Corp                                                   328,282
      2,320 Fleetwood Enterprises Inc                                     74,820
     81,900 Ford Motor Co                                              4,443,075
      8,480 General Dynamics Corp                                        501,906
     44,170 General Motors Corp Series D                               2,785,449
     13,140 Lockheed Martin Corp                                       1,463,468
      4,550 Navistar International Corp*                                  94,981
      4,640 Northrop Grumman Corp                                        370,040
      5,360 Paccar Inc                                                   233,830
      8,290 TRW Inc                                                      472,008
     11,020 Textron Inc                                                  819,613
     68,348 The Boeing Co                                              2,563,050
     15,380 United Technologies Corp                                   1,464,945
                                                                     $19,754,964

WHOLESALE TRADE - CONSUMER --- 0.5%
      7,980 Avery Dennison Corp                                          330,667
      9,000 Cardinal Health Inc                                          851,058
     14,560 Costco Companies Inc*                                        826,280
      8,300 SuperValu Inc                                                199,200
     22,760 Sysco Corp                                                   613,086
                                                                      $2,820,291

TOTAL COMMON STOCK --- 99.0%                                        $598,522,613
(Cost $522,426,775)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.8%
  4,777,000 Prudential Funding Corp                                    4,775,522
                                                                      $4,775,522

U.S. GOVERNMENTS --- 0.2%
  1,000,000 United States of America (1)                               1,000,722
    103,000 United States of America (1)                                 102,000
                                                                      $1,102,722

TOTAL SHORT-TERM INVESTMENTS --- 1.0%                                 $5,878,244
(Cost $5,878,244)

TOTAL ORCHARD INDEX 500 FUND --- 100.0%                             $604,400,857
(Cost $528,305,019)





The Orchard Series Fund

Orchard Index 600 Fund

COMMON STOCK

AGRICULTURE --- 1.3%
        500 Dekalb Genetics Corp Class B                                  45,813
        566 Delta & Pine Land Co                                          18,890
                                                                         $64,703

AIR --- 1.3%
        550 Air Express International Corp                                11,550
      1,050 Comair Holdings Inc                                           34,519
        400 Mesa Air Group Inc*                                            2,025
        300 Offshore Logistics Inc*                                        4,509
        300 Pittston Burlington Group                                      1,744
        400 Skywest Inc                                                   10,200
                                                                         $64,547

COMMUNICATIONS --- 0.9%
        400 Allen Group Inc*                                               2,200
        800 CommScope Inc*                                                11,150
        600 General Communication Inc Class A*                             1,800
        400 HA-LO Industries Inc*                                         11,300
        300 Metro Networks Inc*                                           10,988
        500 Picturetel Corp*                                               3,688
        300 TCSI Corp*                                                       863
                                                                         $41,989

CONSTRUCTION --- 1.5%
        400 Apogee Enterprises Inc                                         4,200
        825 DR Horton Inc                                                 13,097
        400 Geon Co                                                        8,675
        400 Insituform Technologies Inc Class A*                           4,825
        300 MDC Holdings Inc                                               5,269
        800 Morrison Knudsen Corp*                                         7,950
        200 Southern Energy Homes Inc*                                     1,150
        500 Standard Pacific Corp                                          4,844
        200 The Ryland Group Inc                                           4,975
        600 Toll Brothers Inc*                                            13,912
        200 US Home Corp*                                                  6,325
                                                                         $75,222

CONSUMER SERVICES --- 8.9%
        400 Access Health Inc*                                            14,350
        400 Advo Inc*                                                     10,175
        500 American Oncology Resources*                                   6,656
        100 Angelica Corp                                                  1,744
        700 Aztar Corp*                                                    3,631
        200 CPI Corp                                                       4,587
        200 Carmike Cinemas Inc Class A*                                   3,737
        450 Central Parking Corp                                          18,872
        200 Cooper Companies Inc*                                          4,750
        900 Coventry Health Care Inc*                                      8,718
        200 Curative Technologies Inc*                                     5,450
        200 Datascope Corp*                                                4,512
      1,100 DeVry Inc*                                                    24,200
        200 Diagnostic Products Corp                                       4,512
        420 Enzo Biochem Inc*                                              4,410
        400 Family Golf Centers Inc*                                       8,425
        400 Franklin Covey Co*                                             7,900
        300 G&K Services Inc Class A                                      13,725
        100 GC Companies Inc*                                              3,738
        500 Genesis Health Ventures Inc*                                   6,750
        100 Global Motorsport Group Inc*                                   1,750
        600 Grand Casinos Inc*                                             5,287
        400 Hollywood Park Inc*                                            3,825
        400 Incyte Pharmaceuticals Inc*                                   12,200
        200 Insurance Auto Actions Inc*                                    2,475
        832 Integrated Health Services Inc                                13,468
        700 Interim Services Inc*                                         14,875
        500 Jones Pharmaceuticals Inc                                     16,156
        500 Magellan Health Services Inc*                                  4,531
      1,165 Mariner Post-Acute Network Inc*                                6,771
        400 MedQuist Inc*                                                 10,775
        300 NCS HealthCare Inc Class A*                                    5,288
        300 NFO Worldwide Inc*                                             2,813
        500 North American Vaccine Inc*                                    7,563
        700 Orthodontic Centers of America Inc*                           13,256
        200 Pediatrix Medical Group*                                       9,325
      1,200 Phycor Inc*                                                    8,700
        400 Players International Inc*                                     1,725
        400 Prepaid Legal Services Inc*                                    9,575
        500 Primadonna Resorts Inc*                                        3,625
        800 Prime Hospitality Corp*                                        7,300
        400 Regis Corp                                                    12,275
        600 Renal Care Group Inc*                                         17,475
        950 Rollins Truck Leasing Corp                                    11,044
        500 Sequus Pharmaceuticals Inc*                                    8,969
        450 Sierra Health Services Inc*                                   10,490
        400 Superior Services Inc*                                         8,400
        450 The Marcus Corp                                                6,919
        500 Universal Health Services Inc Class B*                        25,656
        500 Westwood One Inc*                                              9,000
                                                                        $432,353

CREDIT INSTITUTIONS --- 8.1%
      1,000 Americredit Corp*                                             13,375
        300 Anchor Bancorp Wisconsin Inc                                   6,450
        900 Astoria Financial Corp                                        38,700
        300 Carolina First Corp                                            6,919
        375 Commerce Bancorp Inc                                          15,234
        950 Commercial Federal Corp                                       21,553
        400 Cullen/Frost Bankers Inc                                      21,300
        441 Downey Financial Corp                                         10,336
        500 First Midwest Bancorp Inc                                     20,500
      1,000 FirstMerit Corp                                               26,500
        500 Firstbank Corp                                                12,031
        715 Hubco Inc                                                     19,305
        900 Legg Mason Inc                                                23,906
        200 Premier Bancshares Inc                                         4,400
        350 Queens County Bancorp Inc                                     10,434
        775 Raymond James Financial Inc                                   17,776
        500 Riggs National Corp                                           12,063
        300 Silicon Valley Bancshares*                                     6,150
        650 St Paul Bancorp Inc                                           13,365
        550 Susquehanna Bancshares Inc                                    12,444
        460 Trustco Bank Corp                                             12,880
        300 US Trust Corp                                                 19,106
        700 UST Corp                                                      16,188
        600 United Bankshares Inc                                         16,050
        400 Whitney Holding Corp                                          14,700
                                                                        $391,665

ELECTRIC --- 2.0%
        100 Bangor Hydro Electric Co*                                      1,194
        300 Central Hudson Gas & Electric Corp                            12,150
        200 Central Vermont Public Service Corp                            2,162
        300 Commonwealth Energy System Co                                 11,194
        300 Eastern Utilities Associates                                   7,781
        500 Energen Corp                                                   9,000
        100 Green Mountain Power Corp                                      1,438
        200 Orange & Rockland Utilities Inc                               10,987
        200 Pennsylvania Enterprises Inc                                   4,950
        500 Sierra Pacific Resources                                      18,219
        200 TNP Enterprises Inc                                            6,750
        200 United Illuminating Co                                         9,800
                                                                         $95,625

ELECTRONICS - HIGH TECH --- 12.5%
        300 ADAC Laboratories*                                             8,888
        200 Alliant Techsystems Inc*                                      14,000
        200 Analogic Corp                                                  7,650
        700 Anixter International Inc*                                    10,806
        400 Applied Magnetics Corp*                                        1,625
        800 Aspect Telecommunications Corp*                               12,100
        400 Auspex Systems Inc*                                            1,125
        633 Baldor Electric Co                                            13,293
        500 Ballard Medical Products Co                                   10,625
        200 Benchmark Electronics Inc*                                     4,712
        600 Burr Brown Corp*                                              11,137
        100 C COR Electronics Inc*                                         1,313
        600 C-Cube Microsystems Inc*                                      10,725
        200 CTS Corp                                                       5,925
        450 Cable Design Technologies Co*                                  7,425
        200 California Microwave Inc*                                      1,537
        100 Centigram Communications Corp*                                   663
        500 Checkpoint Systems Inc*                                        5,938
        200 Circon Corp*                                                   1,850
        600 Cognex Corp*                                                   9,300
        400 Coherent Inc*                                                  4,700
        200 Customtracks Corp*                                               837
        400 Dallas Semiconductor Corp                                     14,800
        300 Daniel Industries Inc                                          4,163
        200 Digi International Inc*                                        3,000
      1,000 Digital Microwave Corp*                                        4,375
        400 Dionex Corp*                                                  10,650
        200 Electro Scientific Industries Inc*                             5,025
        300 Electroglas Inc*                                               3,769
        300 Envoy Corp*                                                    8,850
        300 Etec Systems Inc*                                             10,163
        300 Exabyte Corp*                                                  1,800
        600 General Semiconductor Inc*                                     4,762
        400 HNC Software Inc*                                             13,450
        200 Hadco Corp*                                                    6,300
        650 Harbinger Corp*                                                4,306
        300 Harman International Industries Inc                           12,131
        150 Harmon Industries Inc                                          3,806
        200 Hologic Inc*                                                   2,737
        300 Hutchinson Technology Inc*                                     5,831
        700 Input/Output Inc*                                              6,213
        200 Integrated Circuit Systems Inc*                                2,650
        400 Inter-Tel Inc                                                  7,225
        800 International Rectifier Corp*                                  7,200
        200 Intervoice Inc*                                                5,700
        500 Invacare Corp                                                 11,250
        300 Juno Lighting Inc                                              7,125
        600 Kemet Corp*                                                    8,400
        300 Kuhlman Corp                                                   7,950
        400 Lattice Semiconductor Corp*                                   13,600
        600 Macromedia Inc*                                               12,000
        300 Marshall Industries*                                           8,625
        400 Mentor Corp                                                    6,800
        500 Methode Electronics Inc Class A                                7,688
        500 National Computer Systems Inc                                 14,000
        300 Network Equipment Technologies Inc*                            3,188
        300 Oak Industries Inc*                                            8,119
        700 P-Com Inc*                                                     2,231
        200 Park Electrochemical Corp                                      3,662
        200 Plexus Corp*                                                   4,975
        700 Read-Rite Corp*                                                7,525
        300 Resound Corp*                                                  1,425
        500 Respironics Inc*                                               7,719
        100 Rival Co                                                         694
        300 Royal Appliance Manufacturing Co*                              1,200
        900 Safeskin Corp*                                                19,913
        700 Sanmina Corp*                                                 28,700
        100 Spacelabs Inc*                                                 1,450
        200 Speedfam International Inc*                                    3,225
        200 Standard Microsystems Corp*                                    1,350
        500 Summit Technology Inc                                          2,063
        300 Sunrise Medical Inc*                                           3,450
        200 Symmetricom Inc*                                               1,200
        300 Technitrol Inc                                                 8,175
        200 Thomas Industries Inc                                          3,625
        100 Three Five Systems Inc*                                          875
        300 Trimble Navigation Ltd*                                        2,400
        500 Unitrode Corp*                                                 6,281
        700 VLSI Technology Inc*                                           6,738
        400 Valence Technology Inc*                                        2,225
        700 Vanstar Corp*                                                  7,831
        600 Vicor Corp*                                                    5,625
        200 Visx Inc*                                                     10,025
        200 Vital Signs Inc                                                3,200
      1,200 Vitesse Semiconductor Corp*                                   38,700
        100 Watkins Johnson Co                                             1,863
        300 X-Rite Inc                                                     2,138
        400 Zebra Technologies Corp Class A*                              13,100
                                                                        $607,408

ENVIRONMENTAL SERVICES --- 0.0%
        200 Tetra Technologies Inc*                                        2,412
                                                                          $2,412

GAS --- 2.3%
        500 Atmos Energy Corp                                             14,844
        200 Cascade Natural Gas Corp                                       3,312
        200 Connecticut Energy Corp                                        5,600
        400 KCS Energy Inc                                                 2,025
        300 New Jersey Resources Corp                                     11,531
        400 Northwest Natural Gas Co                                      11,150
        500 Piedmont Natural Gas Company Inc                              17,375
        600 Pogo Producing Co                                              9,000
        300 Public Service Company of North Carolina Inc                   6,619
        500 Southwest Gas Corp                                            11,844
        400 Southwestern Energy Co                                         2,700
        600 Wicor Inc                                                     14,625
                                                                        $110,625

HOLDING & INVEST OFFICES --- 2.8%
        200 Banknorth Group Inc                                            6,375
        400 Centura Banks Inc                                             27,600
        200 Cilcorp Inc                                                   10,300
        200 Dain Rauscher Corp                                             6,800
        900 E Trade Group Inc*                                            16,200
        600 Eaton Vance Corp                                              13,425
        200 JSB Financial Inc                                             10,562
        800 Keystone Financial Inc                                        23,400
        400 MAF Bancorp Inc                                                9,800
        400 Pioneer Group Inc                                              5,725
        300 WHX Corp*                                                      3,563
                                                                        $133,750

INDUSTRIAL SERVICES --- 8.3%
        300 ABM Industries Inc                                             8,400
      1,200 Acxiom Corp*                                                  30,150
        600 Advanced Tissue Sciences Inc*                                  1,819
        700 American Management Systems Inc*                              21,481
        350 Analysts International Corp                                    6,147
        400 Avid Technology Inc*                                          10,350
        500 Billing Information Concepts*                                  7,063
        400 Bisys Group Inc*                                              17,500
        450 Boole & Babbage Inc*                                          11,981
        300 CDI Corp*                                                      6,544
        500 Cerner Corp*                                                  11,188
        900 Ciber Inc*                                                    17,663
        300 Computer Task Group Inc                                        9,188
        300 Dames & Moore Inc                                              3,600
        300 Dialogic Corp*                                                 6,750
        200 Fair Isaac & Co Inc                                            8,025
        500 Filenet Corp*                                                  4,625
        485 Hyperion Solutions Corp*                                      14,550
        200 Itron Inc*                                                     1,550
        300 Jack Henry & Associates Inc                                   13,688
        300 Mercury Interactive Corp*                                     12,450
        500 National Data Corp                                            16,938
        500 National Instruments Corp*                                    13,688
        400 Norrell Corp                                                   5,425
        400 Pharmaceutical Product Development Inc*                       10,800
        400 Platinum Software Corp*                                        3,750
        400 Primark Corp*                                                 10,800
        300 Progress Software Corp*                                        7,819
        700 S3 Inc*                                                        2,209
        300 SEI Investments Cos                                           24,863
        300 Service Experts Inc*                                           9,056
        200 Stone & Webster Inc                                            6,375
        700 System Software Associates Inc*                                4,288
        600 Technology Solutions Co*                                       7,200
        700 True North Communications Inc                                 16,538
        300 United States Bioscience Inc*                                  2,400
        400 Vantive Corp*                                                  2,925
        200 Volt Information Sciences Inc*                                 4,787
        100 Wall Data Inc*                                                 1,488
        800 Whittman Hart Inc*                                            15,900
        700 Xylan Corp*                                                   11,200
                                                                        $403,161

INSURANCE --- 6.0%
        700 American Bankers Insurance Group Inc                          31,281
        300 Arthur J Gallagher & Co                                       12,713
        400 CMAC Investment Corp                                          16,750
        700 Capital RE Corp                                               12,818
        200 Compdent Corp*                                                 2,375
        306 Delphi Financial Group Inc Class A*                           14,267
        600 Enhance Financial Services Group Inc                          14,737
        200 Executive Risk Inc                                             9,500
        420 Fidelity National Financial Inc                               12,915
        900 First American Financial Corp                                 28,181
        500 Fremont General Corp                                          24,688
        550 Frontier Insurance Group Inc                                   8,972
        200 Hilb Rogal & Hamilton Co                                       3,800
        300 Life Re Corp                                                  27,994
        600 Mutual Risk Management Ltd                                    20,287
        300 NAC RE Corp                                                   14,531
        400 Orion Capital Corp                                            13,675
        500 Selective Insurance Group Inc                                  9,156
        150 Trenwick Group Inc                                             4,988
        300 Zenith National Insurance Corp                                 7,622
                                                                        $291,250

MFTG - CONSUMER PRODS --- 9.7%
        200 Ashworth Inc*                                                  1,275
        300 Authentic Fitness Corp                                         4,144
        200 Bassett Furniture Industries Inc                               4,550
        600 Bowne & Company Inc                                            8,062
        300 Brown Group Inc                                                4,781
        300 Canandaigua Wine Co Inc Class B*                              15,038
        300 Catalina Marketing Corp*                                      14,306
        800 Champion Enterprises Inc*                                     15,900
      1,000 Chiquita Brands International Inc                             10,625
        100 Coca-Cola Bottling Co                                          6,025
        400 Cone Mills Corp*                                               1,600
        200 Consolidated Graphics Inc*                                     9,487
        600 Corn Products International Inc                               17,100
        200 Cyrk Inc*                                                      1,800
        400 Delta Woodside Industries Inc                                  2,250
        700 Dimon Inc                                                      9,056
        700 Earthgrains Co                                                21,000
        500 Ethan Allen Interiors Inc                                     17,188
        200 Galey & Lord Inc*                                              2,725
        300 Galoob Toys Inc*                                               3,600
        300 Gibson Greetings Inc*                                          3,131
        400 Guilford Mills Inc                                             5,000
        400 Gymboree Corp*                                                 2,675
        100 Haggar Corp                                                    1,306
        500 Hartmarx Corp*                                                 2,531
        200 Innovex Inc                                                    2,800
        800 Interface Inc Class A                                          9,850
        100 J&J Snack Foods Corp*                                          2,250
        500 John H Harland Co                                              7,250
        200 Johnston Industries Inc*                                         687
        500 Just For Feet Inc*                                             8,469
        400 Justin Industries Inc                                          5,800
        100 K-Swiss Inc                                                    2,450
        300 K2 Inc                                                         3,300
        300 Kellwood Co                                                    8,175
        800 La-Z-Boy Inc                                                  14,700
        600 Linens 'N Things Inc*                                         18,562
        200 Lydall Inc*                                                    2,025
        300 Merrill Corp                                                   5,025
        850 Mohawk Industries Inc*                                        25,659
        100 National Presto Industries Inc                                 3,856
        300 Nature's Sunshine Products Inc                                 4,763
        200 New England Business Service Inc                               6,225
        700 Oakwood Homes Corp                                            11,025
        300 Oshkosh B'Gosh Inc Class A                                     6,263
        100 Oxford Industries Inc                                          2,831
        400 ParExel International Corp*                                    8,825
        200 Pharmaceutical Marketing Services Inc*                         2,150
        400 Phillips Van-Heusen Corp                                       3,675
        226 Pillowtex Corp                                                 7,345
        500 Ralcorp Holdings Inc*                                          8,813
        300 Schweitzer-Mauduit International Inc                           5,456
        600 Smithfield Foods Inc*                                         11,775
        400 Sola International Inc*                                        7,675
        700 Stride Rite Corp                                               6,388
        100 Swiss Army Brands Inc*                                           913
        200 The Dixie Group Inc                                            1,150
        200 The Timberland Co Class A*                                     8,000
        300 Titan International Inc                                        3,113
        400 Tultex Corp*                                                     525
        200 USA Detergents Inc*                                            1,650
        300 Universal Forest Products Inc                                  4,838
        600 Valassis Communications Inc*                                  23,925
        700 Wolverine World Wide Inc                                       9,143
        600 World Color Press Inc*                                        18,225
                                                                        $470,704

MFTG - INDUSTRIAL PRODS --- 14.8%
        300 AT Cross Co Class A                                            1,838
        500 Alliance Pharmaceutical Corp*                                  2,000
        450 Alpharma Inc Class A                                          12,459
        100 Amcast Industrial Corp                                         1,713
        570 Applied Power Inc Class A                                     15,710
        600 Aptargroup Inc                                                16,050
        100 Astec Industries Inc*                                          5,125
        400 BMC Industries Inc                                             2,875
        300 Banctec Inc*                                                   3,713
        400 Barr Labs Inc*                                                13,675
        400 Belden Inc                                                     5,825
        800 Bio-Technology General Corp*                                   5,850
        400 Birmingham Steel Corp                                          2,075
        600 Blount International Inc Class A                              13,162
        300 Brush Wellman Inc                                              5,100
        600 Buckeye Technologies Inc*                                     12,000
        100 Butler Manufacturing Co                                        2,250
        400 COR Therapeutics Inc*                                          4,825
        400 Cambrex Corp                                                  10,225
        400 Caraustar Industries Inc                                       9,500
        400 Cephalon Inc*                                                  3,000
        200 Chemed Corp                                                    6,325
        300 Chemfirst Inc                                                  5,813
        400 Clarcor Inc                                                    6,750
        200 Commonwealth Industries Inc                                    1,512
        300 Cygnus Inc*                                                    1,575
        600 Fedders Corp                                                   2,925
        300 Florida Rock Industries Inc                                    7,444
        200 Flow International Corp*                                       2,100
        300 Gardner Denver Machinery Inc*                                  4,313
        400 Gerber Scientific Inc                                          9,050
        300 Global Industries Technologies Inc*                            2,606
        300 Graco Inc                                                      7,913
        500 Griffon Corp*                                                  4,906
        200 Hauser Inc*                                                      662
        300 Helix Technology Corp                                          3,431
        600 IDEXX Laboratories Inc*                                       13,687
        300 IMCO Recycling Inc                                             4,144
        300 Immune Response Corp*                                          3,675
        100 Insteel Industries Inc                                           519
        208 Intermagnetics General Corp*                                   1,456
        400 Intermet Corp                                                  6,500
        300 Ionics Inc*                                                    9,300
        700 JLG Industries Inc                                            11,593
        100 Kronos Inc*                                                    3,600
        400 Kulicke & Soffa Industries Inc*                                6,525
        200 LSB Industries Inc                                               637
        300 Libbey Inc                                                     9,300
        400 Lilly Industries Inc Class A                                   7,675
        225 Lindsay Manufacturing Co                                       3,656
        600 Liposome Company Inc*                                          3,750
        200 Lone Star Industries Inc                                      14,087
        400 MacDermid Inc                                                 14,650
        300 Marquette Medical Systems Class A*                            13,369
        200 Material Sciences Corp*                                        2,012
        200 McWhorter Technologies Inc*                                    4,075
        400 Medimmune Inc*                                                26,900
        300 Micros Systems Inc*                                            6,619
        400 Mississippi Chemical Corp                                      5,775
        300 Molecular Biosystems Inc*                                      1,031
        600 Mueller Industries Inc*                                       13,500
        330 Myers Industries Inc                                           7,920
      1,100 NBTY Inc*                                                      8,800
        100 Nashua Corp*                                                   1,531
        400 Northwestern Steel and Wire Co*                                  612
        500 Novellus Systems Inc*                                         19,406
        300 Noven Pharmaceuticals Inc*                                     1,219
        200 O'Sullivan Corp                                                1,625
        400 OM Group Inc                                                  13,050
        700 Paxar Corp*                                                    6,343
        100 Penford Corp                                                   1,400
        400 Photronics Inc*                                                8,725
        400 Polaris Industries Inc                                        13,750
        200 Pope & Talbot Inc                                              1,887
        300 Protein Design Labs Inc*                                       7,200
        100 Quaker Chemical Corp                                           1,413
        200 Quanex Corp                                                    3,375
        300 RTI International Metals*                                      4,463
        100 RailTex Inc*                                                   1,081
        300 Regal-Beloit Corp                                              6,319
        400 Regeneron Pharmaceuticals Inc*                                 3,300
        300 Reliance Steel & Aluminum Co                                   9,281
        220 Republic Group Inc                                             3,259
        200 Robbins & Myers Inc                                            4,725
        500 Roberts Pharmaceutical Corp*                                  11,125
        500 Roper Industries Inc                                           8,906
        400 Russ Berrie & Company Inc                                      7,900
        200 SPS Technologies Inc*                                          9,900
        300 Scott Technologies Inc*                                        4,200
        300 Scotts Co Class A*                                            10,013
        450 Shorewood Packaging Corp*                                      7,200
        200 Standex International Corp                                     4,937
        200 Steel Technologies Inc                                         1,412
        400 Sturm Ruger Company Inc                                        5,525
        300 Telxon Corp                                                    6,150
        300 Texas Industries Inc                                           8,869
        300 The Manitowoc Company Inc                                     10,500
        300 TheraTech Inc*                                                 4,256
        200 Thomas Nelson Inc                                              2,562
        200 Toro Co                                                        4,425
        600 Tredegar Industries Inc                                       13,537
        300 Ultratech Stepper Inc*                                         5,400
        400 Valmont Industries Inc                                         6,300
        400 Vertex Pharmaceuticals Inc*                                   10,550
        200 WD-40 Co                                                       5,300
        400 WH Brady Co Class A                                            9,200
        100 Walbro Corp                                                      806
        200 Whittaker Corp*                                                2,662
        200 Wolverine Tube Inc*                                            4,237
        300 Wynn's International Inc                                       5,644
        400 Xircom Inc*                                                   11,800
                                                                        $718,330

MINING --- 0.7%
        450 AMCOL International Corp                                       4,556
        300 Coeur D'Alene Mines Co*                                        1,688
        500 Getchell Gold Corp*                                            8,750
        600 Glamis Gold Ltd*                                               1,537
        800 Helca Mining Co*                                               3,600
        400 Stillwater Mining Co*                                         12,950
                                                                         $33,081

OIL & GAS --- 2.7%
        400 Benton Oil & Gas Co*                                           2,050
        400 Cabot Oil & Gas Corp                                           6,800
        750 Cross Timbers Oil Co                                          10,781
        500 Devon Energy Corp                                             16,938
        300 HS Resources Inc*                                              2,963
        600 Newfield Exploration Co*                                      14,587
        400 Oceaneering International Inc*                                 5,750
        300 Plains Resources Inc*                                          5,100
        300 Pool Energy Services Co*                                       4,003
        800 Pride International Inc*                                       9,300
        300 Remington Oil & Gas Corp*                                      1,088
      1,600 Santa Fe Energy Resources Inc*                                13,000
        400 Seitel Inc*                                                    5,300
        500 Snyder Oil Corp                                                7,969
        200 St Mary Land & Exploration Co                                  4,200
        700 Tuboscope Vetco International Corp*                            8,663
        800 Vintage Petroleum Inc                                         10,400
        100 Wiser Oil Co                                                     500
                                                                        $129,392

OTHER TRANS SERVICES --- 1.7%
        500 American Freightways Corp*                                     4,250
        300 Arkansas Best Corp*                                            1,613
        800 Brightpoint Inc*                                               9,800
        400 Expeditors International of Washington Inc                    13,550
        500 Fritz Companies Inc*                                           4,438
        300 Frozen Food Express Industries Inc                             2,775
        500 Heartland Express Inc*                                         9,000
        200 Landstar System Inc*                                           7,100
        200 MS Carriers Inc*                                               4,300
        200 Rural/Metro Corp*                                              2,100
        400 USFreightways Corp                                            10,025
        750 Werner Enterprises Inc                                        13,500
                                                                         $82,451

REAL ESTATE --- 0.1%
        600 Amresco Inc*                                                   4,162
                                                                          $4,162

RETAIL TRADE --- 8.0%
        400 AnnTaylor Stores Corp*                                        11,600
        500 Applebees International Inc                                   10,188
        200 Au Bon Pain Inc*                                               1,300
        600 Bombay Company Inc*                                            3,000
        300 Books-A-Million Inc*                                             853
        200 Builders Material Holding Corp*                                2,225
        300 CEC Entertainment Inc*                                         8,475
        760 CKE Restaurants Inc                                           19,997
        800 Casey's General Stores Inc                                    11,200
        400 Cash America International Inc                                 5,000
        400 Cato Corp Class A                                              5,325
        300 Cheesecake Factory Inc*                                        5,738
        375 Consolidated Products Inc*                                     6,938
        100 Danmark International Inc*                                       588
        300 Discount Auto Parts Inc*                                       7,238
        500 Eagle Hardware & Garden Inc*                                  11,625
        300 Express Scripts Inc*                                          29,306
        300 Filenes Basement Corp*                                           572
        600 Foodmaker Inc*                                                 9,487
        400 Footstar Inc*                                                 10,450
        500 Goody's Family Clothing Inc*                                   5,344
        200 Gottschalks Inc*                                               1,375
        300 Hancock Fabrics Inc                                            2,606
        200 IHOP Corp*                                                     7,850
        200 J Baker Inc                                                    1,100
        400 Jan Bell Marketing Inc*                                        1,925
        300 Jo-Ann Stores Inc Class A*                                     5,400
        500 Landry's Seafood Restaurant Co*                                4,188
        300 Lechters Corp*                                                   975
        100 Lillian Vernon Corp                                            1,300
        400 Luby's Cafeterias Inc                                          5,950
        500 Michaels Stores Inc*                                          10,000
        579 Midway Games Inc*                                              5,681
        300 O'Reilly Automotive Inc*                                      11,738
        300 Pacific Sunwear of California Inc*                             6,488
      1,575 Pier 1 Imports Inc                                            14,569
        500 Ruby Tuesday Inc                                               8,438
        700 Ryan's Family Steak Houses Inc*                                7,525
        700 Shoney's Inc*                                                  1,356
        400 Shopko Stores Inc*                                            12,525
        300 Sonic Corp*                                                    5,700
        300 St John Knits Inc                                              6,056
        700 Stein Mart Inc*                                                5,513
        400 TCBY Enterprises Inc                                           2,825
        300 TJ International Inc                                           5,906
        200 Taco Cabana Inc*                                               1,262
        300 The Dress Barn Inc*                                            4,238
        550 The Men's Wearhouse Inc*                                      13,338
        500 The Sports Authority Inc*                                      3,813
        500 Triarc Companies Inc Class A*                                  7,813
        400 Whole Foods Market Inc*                                       16,025
        900 Williams-Sonoma Inc*                                          24,525
        500 Zale Corp*                                                    11,844
                                                                        $386,296

TELEPHONE --- 0.2%
      1,000 Tel-Save Holdings Inc*                                         8,968
                                                                          $8,968

TRANSPORTATION --- 0.1%
        300 Kirby Corp*                                                    6,356
                                                                          $6,356

TRANSPORTATION EQUIPMENT --- 2.3%
        400 AAR Corp                                                       9,250
        350 AO Smith Corp                                                  7,153
        400 Arctic Cat Inc                                                 3,700
        400 BE Aerospace Inc*                                              8,600
        500 Breed Technologies Inc*                                        4,219
      1,100 Gentex Corp*                                                  16,156
        200 Huffy Corp                                                     2,537
        600 Orbital Sciences Corp*                                        19,800
        300 Simpson Industries Inc                                         3,506
        100 Skyline Corp                                                   3,106
        200 Spartan Motors Inc                                             1,287
        200 Standard Motor Products Inc                                    4,450
        300 Standard Products Co                                           4,706
        150 Thor Industries Inc                                            3,338
        400 Wabash National Corp                                           7,100
        400 Winnebago Industries Inc                                       4,275
        400 Yellow Corp*                                                   6,425
                                                                        $109,608

WATER --- 0.7%
        100 Aquarion Co                                                    3,288
        100 Consumers Water Co                                             3,013
        450 Halter Marine Group Inc*                                       3,881
        400 Philadelphia Suburban Corp                                     9,825
        100 Southern California Water Co                                   2,625
        600 United Water Resources Inc                                    11,625
                                                                         $34,257

WHOLESALE TRADE - CONSUMER --- 1.6%
        300 Barnes Group Inc                                               7,875
        200 Commercial Metals Co                                           5,325
        600 Fleming Companies Inc                                          6,112
        400 Hughes Supply Inc                                             10,625
        400 Kaman Corp Class A                                             6,500
        400 Kent Electronics Corp*                                         6,475
        200 Nash Finch Co                                                  3,025
        500 Owens & Minor Inc                                              7,938
        700 Richfood Holdings Inc                                         12,425
        200 Syncor International Corp*                                     3,650
        400 Watsco Inc                                                     6,775
                                                                         $76,725

WHOLESALE TRADE - INDL --- 1.7%
        200 AM Castle & Co                                                 3,725
        300 Applied Industrial Technology Inc                              3,975
        500 Barrett Resources Corp*                                       11,781
        120 Bell Industries Inc*                                           1,192
        300 Bindley Western Industries Inc                                10,875
        200 Lawson Products Inc                                            4,650
        300 MicroAge Inc*                                                  4,275
        600 Nautica Enterprises Inc*                                      12,412
        550 Patterson Dental Co*                                          22,688
        300 Pioneer Standard Electronics Inc                               2,681
        400 TBC Corp*                                                      2,775
                                                                         $81,029

TOTAL COMMON STOCK --- 100.0%                                         $4,856,069
(Cost $5,065,065)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                               $4,856,069
(Cost $5,065,065)









The Orchard Series Fund

Orchard Index European Fund

COMMON STOCK

AUSTRIA              --- 0.3%

ELECTRIC
        192 EVN-Energie Versorgung AG                                     27,339
        254 Oest Elekrizatswirts AG                                       42,593
                                                                         $69,932

FOREIGN BANKS
      1,506 Bank Austria AG                                               81,901
        200 Bank Austria AG Ptg Certs                                      9,573
                                                                         $91,474

INDUSTRIAL PRODS & SVCS
        252 VA Technologie AG                                             23,345
                                                                         $23,345

MFTG - INDUSTRIAL PRODS
        554 Voest-Alpine Stahl AG                                         14,076
        146 Wienerberger Baust                                            30,457
                                                                         $44,533

OIL & GAS
        454 Omv AG                                                        42,565
                                                                         $42,565

TOTAL AUSTRIA              --- 0.3%                                     $271,849

BELGIUM              --- 3.2%

CONSUMER SERVICES
        100 UCB SA                                                       583,480
                                                                        $583,480

ELECTRIC
      1,250 Electrabel                                                   460,526
      2,600 Tractebel Inv International                                  433,333
                                                                        $893,859

FINANCIAL SERVICES
      4,000 Almanij NV*                                                  323,392
      1,954 Fortis AG                                                    561,061
                                                                        $884,453

FOREIGN BANKS
        700 Dexia Belgium                                                113,596
      5,840 Kredietbank NV                                               407,263
                                                                        $520,859

MFTG - INDUSTRIAL PRODS
      1,500 Solvay SA                                                    117,544
                                                                        $117,544

OIL & GAS
        650 Electrafina SA                                                84,006
        600 Petrofina SA                                                 222,807
                                                                        $306,813

TOTAL BELGIUM              --- 3.2%                                   $3,307,008

DENMARK              --- 0.8%

COMMUNICATIONS
      1,656 Tele Danmark A/S                                             180,231
                                                                        $180,231

CONSUMER SERVICES
      1,078 Novo-Nordisk A/S                                             125,705
                                                                        $125,705

FINANCIAL SERVICES
        784 Unidanmark                                                    59,704
                                                                         $59,704

FOREIGN BANKS
        504 BG Bank A/S                                                   29,186
        900 Den Danske Bank A/S                                          122,083
                                                                        $151,269

INSURANCE
        800 Tryg-Baltica Forsikring A/S*                                  21,577
                                                                         $21,577

MFTG - CONSUMER PRODS
        594 Carlsberg Series A                                            36,282
        498 Carlsberg Series B                                            30,892
      1,009 Danisco A/S                                                   55,708
                                                                        $122,882

MFTG - INDUSTRIAL PRODS
         10 A/S Dampskitsselskabet Svendborg                             108,677
         10 D/S 1912                                                      75,360
                                                                        $184,037

TOTAL DENMARK              --- 0.8%                                     $845,405

FINLAND              --- 1.5%

COMMUNICATIONS
     10,100 Nokia Oyj Series A*                                          919,002
      3,400 Nokia Oyj Series K*                                          309,097
                                                                      $1,228,099

FOREIGN BANKS
     17,200 Merita Ltd Series A                                           92,161
                                                                         $92,161

INSURANCE
      1,000 Pohjola Group Insurance Corp*                                 40,385
      1,400 Sampo Insurance Co PLC*                                       43,620
                                                                         $84,005

MFTG - CONSUMER PRODS
        700 Orion Yhtyma OY Series A                                      16,531
        860 Orion Yhtyma OY Series B                                      20,651
                                                                         $37,182

MFTG - INDUSTRIAL PRODS
         13 Rauma OY                                                         154
      6,300 UPM-Kymmene Corp                                             150,655
                                                                        $150,809

TOTAL FINLAND              --- 1.5%                                   $1,592,256

FRANCE               --- 11.7%

COMMUNICATIONS
      5,700 France Telecom SA                                            397,364
                                                                        $397,364

CONSUMER SERVICES
        850 Accor SA                                                     178,456
      2,650 Sanofi SA                                                    414,770
                                                                        $593,226

ELECTRONICS - HIGH TECH
      4,100 Alcatel Alsthom (Cie Gen El)                                 456,580
                                                                        $456,580

FOREIGN BANKS
      5,300 Banque Nationale de Paris                                    335,535
      2,550 Societe Generale                                             337,186
                                                                        $672,721

INDUSTRIAL SERVICES
      3,775 Vivendi                                                      277,361
                                                                        $277,361

INSURANCE
      4,500 Assurances Generales de France*                              251,777
        123 Axa (wts)*                                                     1,549
      9,015 Axa UAP                                                    1,018,516
                                                                      $1,271,842

MFTG - CONSUMER PRODS
      1,800 Groupe Danone                                                475,704
      2,160 LVMH Moet Hennessy                                           400,252
      3,300 Michelin (CGDE)                                              135,954
        470 Promodes                                                     295,859
                                                                      $1,307,769

MFTG - INDUSTRIAL PRODS
      2,015 L'Air Liquide                                                337,132
      5,800 Renault (Regie NTL)                                          247,819
      9,100 Rhone-Poulenc SA                                             415,832
      3,700 Schneider SA                                                 219,530
                                                                      $1,220,313

OIL & GAS
      6,700 Elf Aquitaine SA                                             775,047
      5,950 Total SA                                                     686,147
                                                                      $1,461,194

RETAIL TRADE
        945 Carrefour                                                    626,996
      4,290 Cie Generale des Eaux                                        979,403
      2,250 Compagnie de Saint Gobain                                    332,734
      1,640 L'OREAL                                                      936,764
      2,500 Lafarge                                                      255,465
      1,250 Peugeot SA                                                   208,465
      2,825 Pinault-Printemps-Redoute SA*                                472,654
                                                                      $3,812,481

UTILITIES
      3,741 Suez Lyonnaise des Eaux                                      669,658
                                                                        $669,658

TOTAL FRANCE               --- 11.7%                                 $12,140,509

GERMANY              --- 14.4%

ELECTRIC
     12,600 Veba AG                                                      702,913
                                                                        $702,913

ELECTRONICS - HIGH TECH
      2,700 SAP AG*                                                    1,217,900
     14,750 Siemens AG                                                   886,014
                                                                      $2,103,914

FOREIGN BANKS
     10,450 Bayer Vereins Bank AG                                        828,765
     11,950 Commezbank AG                                                358,911
     13,400 Deutsche Bank AG                                             865,129
     13,750 Dresdner Bank AG                                             534,874
                                                                      $2,587,679

INSURANCE
      6,150 Allianz AG Holdings                                        2,060,385
      2,200 Muenchener Rueckver AG*                                    1,000,422
                                                                      $3,060,807

MFTG - INDUSTRIAL PRODS
     15,700 BASF AG                                                      664,701
     18,450 Bayer AG                                                     748,860
     14,500 Hoechst AG                                                   604,276
      9,850 Mannesmann AG*                                               952,862
     10,800 Volkswagen AG*                                               727,628
                                                                      $3,698,327

MINING
     11,950 Rwe AG                                                       647,193
                                                                        $647,193

RETAIL TRADE
     14,600 Daimler-Benz AG*                                           1,146,445
                                                                      $1,146,445

TELEPHONE
     17,400 Deutsche Telekom AG                                          470,128
                                                                        $470,128

TRANSPORTATION EQUIPMENT
        620 Bayerische Motoren Werke AG                                  433,749
                                                                        $433,749

TOTAL GERMANY              --- 14.4%                                 $14,851,155

GREECE               --- 0.4%

FOREIGN BANKS
      1,000 Alpha Credit Bank*                                            79,840
        500 Commercial Bank of Greece SA*                                 42,325
        600 Ergo Bank SA*                                                 53,239
        600 National Bank of Greece SA*                                   85,182
                                                                        $260,586

INDUSTRIAL PRODS & SVCS
      1,100 Heracles General Cement SA*                                   27,329
        400 Titan Cement Co SA*                                           24,703
                                                                         $52,032

MFTG - CONSUMER PRODS
      2,800 Hellenic Bottling Co SA*                                      68,075
                                                                         $68,075

TELEPHONE
      2,800 Hellenic Telecommunication Organization SA*                   63,602
                                                                         $63,602

TOTAL GREECE               --- 0.4%                                     $444,295

IRELAND              --- 1.4%

FOREIGN BANKS
     31,487 Allied Irish Banks PLC                                       454,245
     22,831 Bank of Ireland                                              421,457
                                                                        $875,702

INSURANCE
     11,564 Irish Life PLC                                               102,396
                                                                        $102,396

MFTG - CONSUMER PRODS
      8,755 Kerry Group PLC                                              110,372
                                                                        $110,372

MFTG - INDUSTRIAL PRODS
     20,375 CRH PLC*                                                     266,036
     40,536 Jefferson Smurfit Group PLC*                                  67,007
                                                                        $333,043

TOTAL IRELAND              --- 1.4%                                   $1,421,513

ITALY                --- 7.2%

COMMERCIAL/OTHER
     11,000 Rolo Banca                                                   232,744
                                                                        $232,744

CREDIT INSTITUTIONS
     45,000 Banca Intesa SpA*                                            227,195
     17,000 Banca Intesa SpA RNC*                                         39,390
                                                                        $266,585

FOREIGN BANKS
    130,000 Banca Di Roma*                                               226,707
     69,000 Credito Italiano                                             370,244
     20,000 Istituto Banc San Paolo di Torino                            293,902
     14,000 Istituto Mobiliare Italiano SpA                              215,122
                                                                      $1,105,975

INSURANCE
     16,500 Alleanza Assicurazioni                                       203,232
      3,300 Alleanza Assicurazioni (non-conv)                             24,488
     27,000 Assic Generali SpA                                           966,402
     97,000 Istituto Nazionale delle Assicurazioni                       267,046
                                                                      $1,461,168

MFTG - INDUSTRIAL PRODS
     89,600 Fiat SpA                                                     256,780
     18,200 Fiat SpA RNC                                                  29,963
                                                                        $286,743

OIL & GAS
    211,000 ENI SpA                                                    1,254,421
                                                                      $1,254,421

TELEPHONE
    171,500 Telecom Italia Mobile SpA                                    995,014
     38,000 Telecom Italia Mobile SpA RNC                                134,622
    185,111 Telecom Italia SpA                                         1,337,540
     80,116 Telecom Italia SpA RNC                                       403,511
                                                                      $2,870,687

TOTAL ITALY                --- 7.2%                                   $7,478,323

NETHERLANDS          --- 7.6%

CONSUMER SERVICES
      8,423 Philips Electronics                                          447,725
     15,484 Unilever NV                                                1,147,638
                                                                      $1,595,363

FOREIGN BANKS
     36,577 ABN Amro Holding NV                                          684,596
     22,775 ING Groep NV                                               1,100,995
                                                                      $1,785,591

INSURANCE
     14,177 Aegon NV                                                   1,228,926
                                                                      $1,228,926

OIL & GAS
     51,778 Royal Dutch Petroleum Co                                   2,497,527
                                                                      $2,497,527

TELEPHONE
     11,521 Koninklijke KPN NV                                           447,286
                                                                        $447,286

TRANSPORTATION
     10,883 TNT Post Group NV                                            290,989
                                                                        $290,989

TOTAL NETHERLANDS          --- 7.6%                                   $7,845,682

NORWAY               --- 0.3%

FOREIGN BANKS
      4,600 Christiania Bank og Kreditdasse                               16,103
      5,300 Den Norske Bank                                               18,626
                                                                         $34,729

INSURANCE
      4,600 Storebrand ASA*                                               35,889
                                                                         $35,889

MFTG - INDUSTRIAL PRODS
        600 Kvaerner AS Series A                                          12,944
        100 Kvaerner AS Series B                                           1,886
      1,900 Norske Hydro A/S                                              82,497
      2,800 Orkla ASA Series A*                                           47,300
        800 Orkla ASA Series B*                                           11,940
                                                                        $156,567

OIL & GAS
      2,300 Saga Petroleum                                                29,023
                                                                         $29,023

TRANSPORTATION EQUIPMENT
        900 Bergesen dy ASA  Series A                                     12,456
        400 Bergesen dy ASA Series B                                       5,427
                                                                         $17,883

TOTAL NORWAY               --- 0.3%                                     $274,091

PORTUGAL             --- 0.6%

CREDIT INSTITUTIONS
        300 Banco Espirito Santo*                                          8,859
                                                                          $8,859

ELECTRIC
      4,100 Electricdidade de Portugal SA*                               103,006
                                                                        $103,006

FOREIGN BANKS
      1,800 BPI-SGPS SA*                                                  55,165
      3,700 Banco Comercial Portugues SA*                                115,766
                                                                        $170,931

RETAIL TRADE
      1,600 Jeronimo Martins SGPS SA*                                     69,271
                                                                         $69,271

TELEPHONE
      3,200 Portugal Telecom SA*                                         151,529
        500 Telecel-Comunicacaoes Pessoais SA*                            92,059
                                                                        $243,588

TOTAL PORTUGAL             --- 0.6%                                     $595,655

SPAIN                --- 4.7%

ELECTRIC
     22,800 Endesa SA                                                    574,246
     20,715 Iberdrola SA                                                 334,350
                                                                        $908,596

FOREIGN BANKS
     49,620 Banco Bilbao Vizcaya SA                                      668,875
     28,536 Banco Central Hispanoamericano SA*                           314,817
      3,800 Banco Popular Espanol SA                                     234,551
     25,136 Banco Santander SA                                           460,098
     17,100 Corporacion Bancaria de Espana SA                            371,845
                                                                      $2,050,186

OIL & GAS
      5,000 Gas Natural SDG                                              430,294
      6,550 Repsol SA                                                    328,546
                                                                        $758,840

TELEPHONE
     24,900 Telefonica de Espana                                       1,123,547
                                                                      $1,123,547

TOTAL SPAIN                --- 4.7%                                   $4,841,169

SWEDEN               --- 3.8%

COMMUNICATIONS
      3,800 Telefonaktiebolaget LM Ericsson Series A                      94,866
     41,800 Telefonaktiebolaget LM Ericsson Series B                     941,851
                                                                      $1,036,717

CONSTRUCTION
      2,000 Skanska AB Series B                                           65,805
                                                                         $65,805

CONSUMER SERVICES
     31,200 Astra AB Series A                                            505,287
      7,133 Astra AB Series B                                            111,867
                                                                        $617,154

ELECTRIC
     15,600 ABB AB Series A                                              164,768
      6,300 ABB AB Series B                                               66,541
                                                                        $231,309

FOREIGN BANKS
     29,800 Nordbanken Holding AB                                        178,548
     13,300 Skand Enskilda BKN                                           134,515
      8,200 Sparbanken Sverige AB Swedbank                               222,033
      5,100 Svenska Handelsbanken Series A                               214,486
        500 Svenska Handelsbanken Series B                                19,236
                                                                        $768,818

HOLDING & INVEST OFFICES
      5,900 Gambro AB Series A*                                           65,715
      2,200 Gambro AB Series B*                                           24,222
      1,900 Investor AB Series A                                          72,974
      2,600 Investor AB Series B                                         101,191
                                                                        $264,102

INSURANCE
     11,900 Skandia Forsakrings AB*                                      151,588
                                                                        $151,588

MFTG - INDUSTRIAL PRODS
      8,270 Electrolux AB Series B*                                      124,405
      4,500 Sandvik AB Series A                                           92,466
      1,500 Sandvik AB Series B                                           30,822
                                                                        $247,693

REAL ESTATE
      2,000 Drott AB*                                                     15,363
                                                                         $15,363

RETAIL TRADE
      4,400 Hennes & Mauritz AB                                          309,819
                                                                        $309,819

TRANSPORTATION
      3,300 Volvo Series A                                                69,287
      7,100 Volvo Series B                                               153,162
                                                                        $222,449

TOTAL SWEDEN               --- 3.8%                                   $3,930,817

SWITZERLAND          --- 11.4%

CONSUMER SERVICES
      1,580 Novartis AG                                                2,843,068
        160 Novartis AG Bearer                                           287,670
                                                                      $3,130,738

FOREIGN BANKS
      6,850 Union Bank of Switzerland*                                 1,876,678
                                                                      $1,876,678

HOLDING & INVEST OFFICES
      6,600 CS Holding                                                 1,013,606
        980 Nestle SA                                                  2,081,416
                                                                      $3,095,022

INSURANCE
        400 Schweizerische Rueckversicherungs                            889,676
                                                                        $889,676

MFTG - INDUSTRIAL PRODS
        214 Roche Holdings AG                                          2,738,716
                                                                      $2,738,716

TOTAL SWITZERLAND          --- 11.4%                                 $11,730,830

UNITED KINGDOM       --- 27.5%

AIR
     18,407 BAA PLC                                                      207,046
      4,103 British Airways PLC                                           29,784
                                                                        $236,830

COMMUNICATIONS
     39,000 British Sky Broadcasting Group PLC                           317,677
     41,605 Cable and Wireless                                           466,243
     20,142 Granada Group                                                303,374
     32,266 Reuters Group PLC                                            331,904
     65,269 Vodafone Group                                               873,351
                                                                      $2,292,549

CONSUMER SERVICES
     18,532 EMI Group PLC                                                109,806
     51,915 Marks and Spencer                                            384,236
    108,692 Smithkline Beecham PLC                                     1,358,033
                                                                      $1,852,075

ELECTRIC
     61,336 General Electric Co PLC                                      489,870
     29,057 National Power PLC                                           252,238
     20,000 Scottish Power PLC                                           196,698
                                                                        $938,806

ENVIRONMENTAL SERVICES
     65,000 Rentokil Initial PLC                                         406,609
                                                                        $406,609

FINANCIAL SERVICES
     45,000 Halifax PLC                                                  596,115
     29,000 Legal & General Group PLC                                    343,418
                                                                        $939,533

FOREIGN BANKS
     26,000 Abbey National PLC                                           505,326
     20,308 Bank of Scotland                                             220,447
     30,682 Barclays PLC                                                 660,472
     15,515 HSBC Holdings ORD                                            363,305
     38,666 HSBC Holdings PLC                                            879,549
    120,385 Lloyds TSB Group PLC                                       1,485,000
     31,959 National Westminster Bank PLC                                539,357
     34,000 Prudential Corp                                              441,867
     19,706 Royal BK Scot Group                                          261,045
                                                                      $5,356,368

GAS
     71,470 BG PLC                                                       468,002
                                                                        $468,002

HOLDING & INVEST OFFICES
     54,927 BTR PLC*                                                      96,005
     17,254 Standard Chartered                                           185,419
                                                                        $281,424

INDUSTRIAL PRODS & SVCS
     32,000 Siebe PLC                                                    131,132
                                                                        $131,132

INSURANCE
     30,828 Allied Zurich PLC*                                           368,159
     25,974 Commercial Union                                             411,199
     23,000 Norwich Union*                                               163,881
     26,562 Royal & Sun Alliance Insurance Group                         243,019
                                                                      $1,186,258

MFTG - CONSUMER PRODS
     51,000 ASDA Group                                                   137,337
     15,000 Associated British Foods                                     140,498
     78,528 British American Tobacco PLC*                                708,611
     17,093 Cadbury Schweppes PLC                                        261,596
      9,708 Pearson PLC                                                  169,196
     18,864 Reed International PLC                                       159,495
                                                                      $1,576,733

MFTG - INDUSTRIAL PRODS
      8,048 British Aerospace PLC*                                        59,835
     12,066 GKN PLC                                                      146,518
     85,450 Glaxo Wellcome PLC                                         2,652,663
     12,000 Imperial Chemical Industry                                   107,682
      5,635 Nycomed Amersham PLC*                                         39,538
     63,656 Unilever PLC                                                 638,826
     21,000 Zeneca Group                                                 805,758
                                                                      $4,450,820

MINING
     17,959 RTZ Corp                                                     217,777
                                                                        $217,777

OIL & GAS
    129,925 British Petroleum Company PLC                              1,905,831
    218,000 Shell Transport & Trading PLC                              1,322,684
                                                                      $3,228,515

REAL ESTATE
      8,665 Land Securities PLC                                          122,104
                                                                        $122,104

RETAIL TRADE
     17,880 Allied Domecq                                                164,484
     13,256 Bass PLC                                                     160,747
     20,901 Boots Co                                                     313,582
     77,645 Diageo PLC                                                   837,655
     17,000 Great Universal Stores PLC                                   182,548
     31,735 J Sainsbury PLC                                              280,262
     22,500 Kingfisher PLC*                                              197,388
     10,000 Scot & Newcastle                                             121,765
    110,994 Tesco PLC                                                    312,818
                                                                      $2,571,249

TELEPHONE
    144,185 British Telecommunications PLC                             1,861,785
     19,000 Cable & Wireless Communications*                             143,007
                                                                      $2,004,792

TRANSPORTATION
     10,729 Peninsular & Oriental Steam Navigation Co                    111,799
                                                                        $111,799

TOTAL UNITED KINGDOM       --- 27.5%                                 $28,373,375

TOTAL COMMON STOCK --- 96.7%                                         $99,943,932
(Cost $89,331,228)

PREFERRED STOCK

GERMANY              --- 0.2%

OIL & GAS
      4,750 RWE AG                                                       169,305
                                                                        $169,305

TRANSPORTATION EQUIPMENT
        100 Bayerische Motoren Werke AG                                   40,106
                                                                         $40,106

TOTAL GERMANY              --- 0.2%                                     $209,411

GREECE               --- 0.0%

INDUSTRIAL PRODS & SVCS
        100 Titan Cement Co SA*                                            5,390
                                                                          $5,390

TOTAL GREECE               --- 0.0%                                       $5,390

ITALY                --- 0.0%

MFTG - INDUSTRIAL PRODS
     23,600 Fiat SpA                                                      35,976
                                                                         $35,976

TOTAL ITALY                --- 0.0%                                      $35,976

TOTAL PREFERRED STOCK --- 0.2%                                          $250,777
(Cost $286,383)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 3.1%

CREDIT INSTITUTIONS
  2,459,000 Prudential Funding Corp                                    2,458,239
                                                                      $2,458,239

U.S. GOVERNMENTS
    700,000 United States of America                                     699,252
                                                                        $699,252

TOTAL UNITED STATES        --- 3.1%                                   $3,157,491

TOTAL SHORT-TERM INVESTMENTS --- 3.1%                                 $3,157,491
(Cost $3,157,491)

TOTAL ORCHARD INDEX EUROPEAN FUND --- 100.0%                        $103,352,200
(Cost $92,775,102)


















































The Orchard Series Fund

Orchard Index Pacific Fund

COMMON STOCK

AUSTRALIA            --- 8.6%

COMMUNICATIONS
     76,600 Telstra Corp Ltd Install Receipts                            218,824
                                                                        $218,824

FOREIGN BANKS
     78,315 Australia & New Zealand Banking Group Ltd                    447,936
     47,911 Commonwealth Bank of Australia                               595,689
     73,276 National Australia Bank                                      971,062
     97,900 Westpac Banking Corp Ltd                                     595,450
                                                                      $2,610,137

INSURANCE
     54,900 AMP Limited*                                                 653,174
     12,331 Lend Lease Corp Ltd                                          272,073
     89,050 National Mutual Holdings Ltd                                 176,459
                                                                      $1,101,706

MFTG - CONSUMER PRODS
     44,048 Coca-Cola Amatil Ltd                                         169,884
     87,700 Foster's Brewing Group Ltd                                   215,448
     40,291 News Corp Ltd                                                275,282
                                                                        $660,614

MFTG - INDUSTRIAL PRODS
     31,000 Amcor Ltd                                                    129,446
     59,620 Boral Ltd                                                     96,898
     52,900 CSR Ltd                                                      121,028
     45,100 Pioneer International Ltd                                     93,597
                                                                        $440,969

MINING
    105,626 Broken Hill Proprietary Co Ltd                               897,965
     33,000 Rio Tinto Ltd                                                412,917
                                                                      $1,310,882

OIL & GAS
     58,204 WMC Ltd                                                      197,525
     32,150 Woodside Petroleum Ltd                                       169,920
                                                                        $367,445

OTHER TRANS SERVICES
     10,800 Brambles Industries Ltd                                      236,895
                                                                        $236,895

RETAIL TRADE
     58,509 Coles Myer Ltd                                               250,897
     58,346 Woolworths Ltd                                               205,338
                                                                        $456,235

TOTAL AUSTRALIA            --- 8.6%                                   $7,403,707

HONG KONG            --- 10.0%

AIR
    174,000 Cathay Pacific Air*                                          185,331
                                                                        $185,331

COMMUNICATIONS
    612,729 Hong Kong Telecommunications Ltd*                          1,226,154
                                                                      $1,226,154

CONSUMER SERVICES
    122,833 Sun Hung Kai Properties                                      856,355
     48,000 Swire Pacific Ltd Series A                                   254,699
    155,000 Swire Pacific Ltd Series B                                   128,073
                                                                      $1,239,127

ELECTRONICS - HIGH TECH
    103,500 Hong Kong Electric Holdings Ltd                              379,493
                                                                        $379,493

FOREIGN BANKS
     98,100 Hang Seng Bank Ltd                                           848,572
                                                                        $848,572

GAS
      3,810 Hong Kong and China Gas (wts)*                                   394
    221,820 Hong Kong and China Gas Co Ltd                               315,020
                                                                        $315,414

HOLDING & INVEST OFFICES
    126,500 CLP Holdings Ltd                                             710,436
    109,000 Citic Pacific Ltd                                            268,081
     88,000 Henderson Land Development Co Ltd                            432,865
    199,000 Hutchison Whampoa Ltd                                      1,425,906
     39,673 Jardine Matheson Holdings Ltd                                111,084
    101,483 New World Development Co Ltd                                 235,836
                                                                      $3,184,208

REAL ESTATE
    118,000 Cheung Kong Holdings Ltd                                     807,426
    133,000 Hong Kong Land Holdings Ltd                                  188,860
    118,000 Wharf Holdings Ltd                                           187,384
                                                                      $1,183,670

TOTAL HONG KONG            --- 10.0%                                  $8,561,969

JAPAN                --- 75.5%

AIR
     23,000 All Nippon Airways Co Ltd*                                    84,922
     29,000 Japan Airlines*                                               72,214
                                                                        $157,136

COMMUNICATIONS
        106 DDI Corp*                                                    309,462
          3 Japan Telecom Co                                              19,578
     10,000 Matsushita Communication Ltd                                 462,820
         70 NTT Data Corp*                                               296,325
         20 NTT Mobile Communications*                                   722,995
    162,000 Toshiba Corp                                                 760,896
                                                                      $2,572,076

CONSTRUCTION
     25,000 Daiwa House Industry Co Ltd                                  282,286
     47,000 Komatsu Ltd                                                  254,250
                                                                        $536,536

CONSUMER SERVICES
     14,000 Eisai Co Ltd                                                 219,749
     30,000 Kao Corp                                                     607,934
      5,000 Oriental Land Co Ltd                                         198,781
     23,000 Sankyo Co Ltd                                                519,406
     17,000 Taisho Pharmaceutical Co                                     455,435
     44,000 Takeda Chemical Industry                                   1,431,908
     16,000 Yamanouchi Pharmaceutical Co Ltd                             458,870
     19,000 Yamato Transport Co Ltd*                                     229,057
                                                                      $4,121,140

ELECTRIC
     36,400 Chubu Electric Power Co Inc                                  715,748
     18,200 Chugoku Electric Power Co Ltd                                342,246
     49,400 Kansai Electric Power Co Inc                               1,058,329
     13,500 Shikoku Electric Power                                       229,637
     24,300 Tohoku Electric Power                                        424,614
     69,400 Tokyo Electric Power                                       1,757,943
                                                                      $4,528,517

ELECTRONICS - HIGH TECH
      4,800 Advantest Corp                                               302,937
     44,000 Canon Inc                                                    833,076
     45,000 Denso Corp                                                   848,145
     11,600 Fanuc                                                        348,618
    168,000 Hitachi Ltd                                                  855,435
      2,200 Keyence Corp                                                 220,642
     23,400 Kyushu Electric Power                                        449,073
    108,000 Matsushita Electric Industrial Co Ltd                      1,586,708
      8,000 Matsushita Kotobuki Electronics                              153,186
    104,000 Mitsubishi Electric Corp*                                    211,643
     81,000 NEC Corp                                                     600,232
      7,000 Nintendo Corp Ltd                                            592,650
     13,000 Omron Corp                                                   127,254
      6,000 Rohm Co Ltd                                                  530,654
     94,000 Sanyo Electric Co                                            264,743
      6,000 Secom                                                        445,647
     54,000 Sharp Corp                                                   408,037
     20,700 Sony Corp                                                  1,315,301
     35,000 Sumitomo Electric Industries                                 387,687
      9,000 Tokyo Electronics                                            292,890
                                                                     $10,774,558

FINANCIAL SERVICES
      3,300 Nichiei Co Ltd                                               266,924
      6,000 Promise Co Ltd                                               271,510
                                                                        $538,434

FOREIGN BANKS
    112,000 Asahi Bank                                                   375,064
    240,000 Bank of Tokyo Mitsubishi                                   2,227,718
    151,000 Dai-Ichi Kangyo Bank Ltd                                     927,056
    140,000 Fuji Bank Ltd                                                536,150
     28,000 Hachijuni Bank                                               258,698
    123,000 Industrial Bank of Japan                                     588,279
    116,000 Long-Term Credit Bank of Japan                                 1,992
     63,000 Mitsubishi Trust & Banking                                   425,734
     71,000 Nikko Securities Co Ltd                                      214,597
    172,000 Sakura Bank Ltd                                              428,302
    146,000 Sanwa Bank Ltd                                             1,139,567
     39,000 Shizuoka Bank                                                449,742
    158,000 Sumitomo Bank                                              1,553,409
     60,000 Sumitomo Trust & Banking                                     167,439
     98,000 Tokai Bank                                                   484,699
     38,000 Toyo Trust & Banking                                         102,129
                                                                      $9,880,575

GAS
    122,000 Osaka Gas Co                                                 391,791
    136,000 Tokyo Gas Co                                                 349,167
                                                                        $740,958

INDUSTRIAL SERVICES
     51,000 Sumitomo Corp                                                244,359
                                                                        $244,359

INSURANCE
     33,000 Sumitomo Marine & Fire                                       193,251
     80,000 Tokio Marine & Fire Insurance Co                             910,184
     43,000 Yasuda Fire & Marine Insurance                               211,935
                                                                      $1,315,370

LEASING
      7,100 Acom Co Ltd                                                  396,883
      3,200 Orix Corp*                                                   229,435
                                                                        $626,318

MFTG - CONSUMER PRODS
     31,000 Ajinomoto Co                                                 293,337
     23,000 Asahi Breweries Ltd                                          328,825
     37,000 Dai Nippon Printing Co Ltd                                   570,282
         20 Japan Tobacco Inc                                            167,783
     51,000 Kirin Brewery Co Ltd                                         556,157
     46,000 Nippon Paper Industries Co                                   184,063
     20,000 Shiseido Co Ltd                                              219,131
      7,000 TDK Corp                                                     461,618
     34,000 Toppan Printing Co Ltd                                       348,875
                                                                      $3,130,071

MFTG - INDUSTRIAL PRODS
     70,000 Asahi Chemical Industry Co Ltd                               296,325
     57,000 Asahi Glass Co Ltd                                           318,135
     69,000 Itochu Corp                                                  131,530
    157,000 Kawasaki Steel Corp                                          249,399
     68,000 Kubota Corp                                                  150,644
      9,200 Kyocera Corp                                                 406,835
    101,000 Mitsubishi Chemical Corp                                     182,123
    170,000 Mitsubishi Heavy Industries Ltd                              656,878
     12,000 Murata Mfg Co Ltd                                            404,946
     50,000 New Oji Paper Co                                             203,933
    348,000 Nippon Steel Co                                              606,595
    121,000 Nissan Motor Co Ltd                                          328,319
     33,000 Ricoh Corp Ltd                                               279,109
      3,200 SMC Corp                                                     241,525
     19,000 Shin-Etsu Chemical Co                                        378,499
     78,000 Sumitomo Chemical Co                                         261,206
    152,000 Sumitomo Metal Industries                                    161,841
     68,000 Toray Industries Inc                                         316,469
     14,000 Toyoda Automatic Loom Works Ltd                              228,405
                                                                      $5,802,716

RAILROADS
        204 East Japan Railway Co                                      1,210,407
     78,000 Kinki Nippon Railway                                         401,855
     22,000 Seibu Railway                                                719,732
     53,000 Tokyu Corp                                                   132,887
                                                                      $2,464,881

REAL ESTATE
     66,000 Mitsubishi Estate Co Ltd                                     599,021
     39,000 Mitsui Fudosan                                               259,196
     34,000 Sekisui House Ltd                                            338,949
                                                                      $1,197,166

RETAIL TRADE
     21,000 Ito-Yokado Co Ltd                                          1,226,172
     16,000 Jusco Co                                                     258,286
     18,000 Marui Co                                                     313,756
     36,000 Matsushita Electric Works                                    343,431
     59,000 Nippon Oil Co                                                205,178
     21,000 Seven - Eleven Japan                                       1,597,630
                                                                      $3,944,453

SECURITIES & COMMODITIES
     65,000 Daiwa Securities Co Ltd                                      184,183
     95,000 Nomura Securities Co Ltd                                     717,843
     25,000 Yamaichi Securities Co Ltd*                                        2
                                                                        $902,028

TELEPHONE
        164 Nippon Telegraph & Telephone Corp                          1,284,286
                                                                      $1,284,286

TRANSPORTATION EQUIPMENT
     50,000 Honda Motor Company Ltd                                    1,502,662
     52,000 Nippon Express Co Ltd                                        292,461
    195,000 Toyota Motor Corp                                          4,688,305
                                                                      $6,483,428

WHOLESALE TRADE - CONSUMER
     42,000 Bridgestone Corp                                             925,039
     26,000 Fuji Photo Film                                              953,289
                                                                      $1,878,328

WHOLESALE TRADE - INDL
     95,000 Fujitsu Ltd                                                1,011,501
     76,000 Mitsubishi Corp                                              402,645
     76,000 Mitsui & Co                                                  405,908
                                                                      $1,820,054

TOTAL JAPAN                --- 75.5%                                 $64,943,388

MALAYSIA             --- 1.2%

AGRICULTURE
     45,000 Golden Hope Plantations Bhd #                                 27,665
     38,000 IOI Corp Bhd #*                                               15,040
     32,000 Kuala Lumpur Kepong Bhd #*                                    37,657
                                                                         $80,362

AIR
     10,000 Malaysian Airline System Bhd #                                 4,697
                                                                          $4,697

COMMUNICATIONS
     66,500 Telekom Malaysia Bhd #                                       118,437
                                                                        $118,437

CONSUMER SERVICES
    101,000 Renong Bhd #*                                                 31,179
     49,000 Resorts World Bhd #                                           41,889
                                                                         $73,068

CREDIT INSTITUTIONS
     34,000 Technology Resources Industries Bhd #                         11,393
                                                                         $11,393

ELECTRIC
     35,000 Tenaga Nasional Bhd #                                         39,710
                                                                         $39,710

FINANCIAL SERVICES
     17,000 Rashid Hussain Bhd #*                                          9,330
                                                                          $9,330

FOREIGN BANKS
     76,000 DCB Holdings Bhd #*                                           34,691
     26,000 Hong Leong Bank Bhd #*                                        13,034
    104,400 Malayan Banking Bhd #                                        126,712
     31,200 Public Bank Bhd #                                             10,784
                                                                        $185,221

HIGHWAYS
     36,000 UTD Engineers Bhd #*                                          20,802
                                                                         $20,802

HOLDING & INVEST OFFICES
     18,200 AMMB Holdings Bhd #                                           11,381
     26,000 Berjaya Sports Toto Bhd #                                     20,992
     35,000 Commerce Asset-Holding Bhd #*                                 16,623
     32,000 Genting Bhd #                                                 58,681
     20,000 Hong Leong Credit Bhd #*                                      12,137
     68,000 Magnum Corp Bhd #                                             19,198
     10,000 Nestle Malaysia Bhd #                                         34,301
     14,000 Oriental Holdings Bhd #                                       14,628
     17,000 Tanjong PLC #                                                 16,327
     54,500 YTL Corp Bhd #*                                               46,303
                                                                        $250,571

MFTG - CONSUMER PRODS
     13,000 Rothmans of Pall Mall Bhd #                                   62,084
                                                                         $62,084

MFTG - INDUSTRIAL PRODS
     24,000 Perusahaan Otomobil Nasional Bhd #                            22,544
                                                                         $22,544

OIL & GAS
     20,000 Petronas Gas Bhd #                                            36,148
                                                                         $36,148

REAL ESTATE
     43,333 Malaysian Resources Corp Bhd #                                12,005
                                                                         $12,005

RETAIL TRADE
     10,000 Edaran Otomobil Nasional Bhd #                                12,665
    106,000 Sime Darby Bhd #                                              77,193
                                                                         $89,858

TRANSPORTATION
     13,000 Malaysia International Shipping Bhd #*                        14,269
                                                                         $14,269

TOTAL MALAYSIA             --- 1.2%                                   $1,030,499

NEW ZEALAND          --- 0.7%

COMMUNICATIONS
     77,200 Telecom Corp of New Zealand Ltd                              316,501
                                                                        $316,501

HOLDING & INVEST OFFICES
    115,000 Brierley Investments Ltd                                      26,159
                                                                         $26,159

MFTG - CONSUMER PRODS
     50,800 Lion Nathan Ltd                                              133,022
                                                                        $133,022

MFTG - INDUSTRIAL PRODS
     74,000 Carter Holt Harvey Ltd                                        60,285
                                                                         $60,285

OIL & GAS
     17,600 Fletcher Challenge Energy*                                    32,400
                                                                         $32,400

TOTAL NEW ZEALAND          --- 0.7%                                     $568,367

PHILIPPINES          --- 0.5%

CONSUMER SERVICES
    275,700 SM Prime Holdings                                             46,543
     45,620 San Miguel Corp                                               67,388
                                                                        $113,931

ELECTRIC
     23,380 Manila Electric Co                                            69,072
                                                                         $69,072

FOREIGN BANKS
      5,571 Metropolitan Bank & Trust Co                                  28,906
                                                                         $28,906

REAL ESTATE
    294,400 Ayala Corp                                                    74,916
    159,510 Ayala Land Inc                                                48,510
                                                                        $123,426

TELEPHONE
      3,100 Philippine Long Distance                                      74,268
                                                                         $74,268

TOTAL PHILIPPINES          --- 0.5%                                     $409,603

SINGAPORE            --- 1.4%

AIR
     22,000 Singapore Airlines Ltd                                       135,426
                                                                        $135,426

COMMUNICATIONS
    105,000 Singapore Telecommunications Ltd                             181,625
                                                                        $181,625

FOREIGN BANKS
     22,600 Development Bank of Singapore Ltd                            141,902
     30,403 Overseas Chinese Banking Corp Ltd                            132,879
     16,000 Overseas Union Bank Ltd                                       43,533
     25,000 United Overseas Bank Ltd                                     117,729
                                                                        $436,043

MFTG - CONSUMER PRODS
     26,828 Singapore Press Holdings Ltd                                 231,205
                                                                        $231,205

REAL ESTATE
     49,000 City Developments Ltd                                        177,962
                                                                        $177,962

TOTAL SINGAPORE            --- 1.4%                                   $1,162,261

THAILAND             --- 0.1%

COMMUNICATIONS
      2,000 Advanced Info Service PCL                                     13,819
                                                                         $13,819

ELECTRONICS - HIGH TECH
      1,000 Shinawatra Computer Co*                                        4,081
                                                                          $4,081

FOREIGN BANKS
      5,300 Bangkok Bank PCL*                                              8,074
      7,800 Krung Thai Bank PCL*                                           2,865
      2,000 Siam Commercial Bank PCL*                                      1,088
      4,200 Thai Farmers Bank PCL*                                         5,313
                                                                         $17,340

MFTG - INDUSTRIAL PRODS
        700 Siam Cement PCL*                                               8,760
                                                                          $8,760

TELEPHONE
      6,100 Telecomasia Corp PCL*                                          2,323
                                                                          $2,323

TOTAL THAILAND             --- 0.1%                                      $46,323

TOTAL COMMON STOCK --- 97.8%                                         $84,126,117
(Cost $99,904,600)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 2.2%

CREDIT INSTITUTIONS
  1,121,000 Prudential Funding Corp                                    1,120,653
                                                                      $1,120,653

U.S. GOVERNMENTS
    800,000 United States of America                                     799,145
                                                                        $799,145

TOTAL UNITED STATES        --- 2.2%                                   $1,919,798

TOTAL SHORT-TERM INVESTMENTS --- 2.2%                                 $1,919,798
(Cost $1,919,798)

TOTAL ORCHARD INDEX PACIFIC FUND --- 100.0%                          $86,045,915
(Cost $101,824,398)

























The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

CONSUMER SERVICES --- 9.3%
    150,000 Toys R Us Inc                                                149,458
    150,000 Walt Disney Co                                               149,010
                                                                        $298,468

CREDIT INSTITUTIONS --- 27.6%
    150,000 American Express Co                                          149,278
    150,000 Associates Corporation of North America                      148,299
    150,000 Ford Motor Credit Co                                         149,163
    150,000 Prudential Funding Corp                                      147,617
    150,000 Toyota Motor Credit Corp                                     148,041
    150,000 TransAmerica Financial Corp                                  148,172
                                                                        $890,570

ELECTRIC --- 7.7%
    150,000 Duke Power Co                                                149,718
    100,000 Electricity de France                                         98,104
                                                                        $247,822

ELECTRONICS - HIGH TECH --- 18.5%
    150,000 Emerson Electric Co                                          149,805
    150,000 General Electric Co                                          148,711
    150,000 Motorola Credit Corp                                         149,472
    150,000 Sharp Electronics Corp                                       149,590
                                                                        $597,578

FINANCIAL SERVICES --- 6.2%
     50,000 Dean Witter Discover                                          49,910
    150,000 KFW International Finance                                    149,433
                                                                        $199,343

HOLDING & INVEST OFFICES --- 4.6%
    150,000 American General Finance Corp                                149,796
                                                                        $149,796

MFTG - CONSUMER PRODS --- 13.8%
    150,000 Campbell Soup Co                                             147,083
    150,000 General Mills Inc                                            149,646
    150,000 McGraw-Hill Companies Inc                                    147,864
                                                                        $444,593

SECURITIES & COMMODITIES --- 7.7%
    150,000 Merrill Lynch & Co Inc                                       149,312
    100,000 Morgan Stanley Group Inc                                      99,806
                                                                        $249,118

TRANSPORTATION EQUIPMENT --- 4.6%
    150,000 Daimler-Benz                                                 148,257
                                                                        $148,257

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $3,225,545
(Cost $3,225,545)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $3,225,545
(Cost $3,225,545)



























The Orchard Series Fund

Orchard Preferred Stock Fund

PREFERRED STOCK

AGENCY --- 4.6%
      4,000 Federal Home Loan Mortgage Corp                              196,500
                                                                        $196,500

CREDIT INSTITUTIONS --- 17.9%
      7,400 Bankers Trust New York Corp                                  197,950
      7,300 Household International Inc                                  204,400
      3,500 JP Morgan & Co Inc                                           192,500
      6,800 MBNA Corp                                                    173,400
                                                                        $768,250

ELECTRIC --- 30.6%
      1,500 Baltimore Gas & Electric Co                                  165,525
      1,600 Duke Power Co                                                183,200
      1,400 Florida Power & Light Co                                     158,200
      1,700 Peco Energy Co*                                              194,650
      1,800 Pennsylvania Power &  Light Co                               203,400
      2,000 South Carolina Electric & Gas                                224,000
      1,700 Southern California Edison Co                                186,150
                                                                      $1,315,125

ELECTRONICS - HIGH TECH --- 4.3%
      6,700 International Business Machines Corp                         182,990
                                                                        $182,990

FINANCIAL SERVICES --- 4.5%
      7,500 Republic New York Corp                                       194,063
                                                                        $194,063

INSURANCE --- 3.6%
      3,100 Citigroup Inc                                                153,450
                                                                        $153,450

MFTG - CONSUMER PRODS --- 4.7%
      2,000 Ocean Spray*                                                 202,000
                                                                        $202,000

OIL & GAS --- 8.9%
      2,000 Anadarko Petroleum Corp                                      188,000
      2,000 Apache Corp                                                  194,000
                                                                        $382,000

SECURITIES & COMMODITIES --- 12.0%
      3,500 Donaldson, Lufkin & Jenrette Inc                             172,592
      5,300 Merrill Lynch & Co Inc                                       159,991
      3,500 Morgan Stanley Group                                         185,717
                                                                        $518,300

TRANSPORTATION EQUIPMENT --- 4.4%
      6,500 Ford Motor Co                                                190,125
                                                                        $190,125

TOTAL PREFERRED STOCK --- 95.4%                                       $4,102,803
(Cost $4,025,741)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 4.6%
    200,000 Ford Motor Credit Co                                         199,880
                                                                        $199,880

TOTAL SHORT-TERM INVESTMENTS --- 4.6%                                   $199,880
(Cost $199,880)

TOTAL ORCHARD PREFERRED STOCK FUND --- 100.0%                         $4,302,683
(Cost $4,225,621)













The Orchard Series Fund

Orchard Value Fund

COMMON STOCK

AIR --- 6.2%
        450 Delta Air Lines Inc                                           47,503
        900 FDX Corp*                                                     47,306
        850 Southwest Airlines Co                                         18,009
                                                                        $112,818

CONSUMER SERVICES --- 10.0%
      1,100 Bausch & Lomb Inc                                             45,856
      2,050 Healthsouth Corp*                                             24,856
      2,100 Humana Inc*                                                   39,768
      1,440 Patriot American Hospitality                                  12,780
        810 Starwood Hotels & Resorts                                     22,933
        850 United Healthcare Corp                                        37,028
                                                                        $183,221

CREDIT INSTITUTIONS --- 4.6%
        740 Chase Manhattan Corp                                          42,041
      3,170 Sovereign Bancorp Inc                                         41,606
                                                                         $83,647

ELECTRIC --- 6.2%
        625 Allegheny Energy Inc                                          19,219
        880 FPL Group Inc                                                 55,055
      1,355 Southern Co                                                   38,193
                                                                        $112,467

ELECTRONICS - HIGH TECH --- 10.4%
        850 Hewlett-Packard Co                                            51,159
        650 Motorola Inc                                                  33,800
      1,100 Sun Microsystems Inc*                                         64,075
      1,100 York International Corp                                       41,387
                                                                        $190,421

HOLDING & INVEST OFFICES --- 5.0%
      2,120 Developers Diversified Realty Corp                            40,015
      2,195 Liberty Property Trust                                        50,485
                                                                         $90,500

INDUSTRIAL SERVICES --- 4.8%
      1,420 Deluxe Corp                                                   45,972
      1,095 Fluor Corp                                                    42,499
                                                                         $88,471

INSURANCE --- 5.0%
        700 Cigna Corp                                                    51,056
        180 General Re Corp                                               39,544
                                                                         $90,600

MFTG - CONSUMER PRODS --- 10.3%
      1,750 Brunswick Corp                                                34,015
        980 Dole Food Company Inc                                         29,522
      2,250 IBP Inc*                                                      60,889
      1,010 Liz Claiborne Inc                                             29,669
        730 Tommy Hilfiger Corp*                                          33,899
                                                                        $187,994

MFTG - INDUSTRIAL PRODS --- 8.5%
      1,550 Mead Corp                                                     49,019
      1,695 Milacron Inc                                                  32,841
        440 PPG Industries Inc                                            25,162
      1,320 The BF Goodrich Co                                            47,520
                                                                        $154,542

MINING --- 3.2%
      2,715 Barrick Gold Corp                                             58,033
                                                                         $58,033

OIL & GAS --- 9.9%
        330 Chevron Corp                                                  26,895
        650 Mobil Corp                                                    49,196
      1,970 Occidental Petroleum Corp                                     39,154
        390 Texaco Inc                                                    23,132
        450 Ultramar Diamond Shamrock Corp                                12,122
      1,180 Valero Energy Corp                                            29,500
                                                                        $179,999

REAL ESTATE --- 1.8%
      1,200 Highwood Properties Inc                                       33,524
                                                                         $33,524

RETAIL TRADE --- 9.3%
      1,250 Dillards Inc Class A                                          38,827
      4,750 Food Lion Inc                                                 52,250
        730 Sears Roebuck & Co                                            32,804
      2,180 Wendy's International Inc                                     45,780
                                                                        $169,661

TELEPHONE --- 3.2%
        990 GTE Corp                                                      58,100
                                                                         $58,100

TRANSPORTATION EQUIPMENT --- 1.8%
        710 Sundstrand Corp                                               33,325
                                                                         $33,325

TOTAL COMMON STOCK --- 100.0%                                         $1,827,323
(Cost $2,047,765)

TOTAL ORCHARD VALUE FUND --- 100.0%                                   $1,827,323
(Cost $2,047,765)